UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2016

Date of reporting period:	09/30/2016

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2016 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Investments — 98.9% of net assets

Common Stocks — 54.4%

US Common Stocks — 22.6%

Aerospace & Defense — 0.3%
DigitalGlobe, Inc. (a)	68,200	$1,875,500
General Dynamics Corp.	11,462	1,778,444
L-3 Communications Holdings, Inc.	31,189	4,701,118
NII Holdings, Inc. (a)	36,783	122,487
Northrop Grumman Corp.	11,601	2,482,034
Raytheon Co.	2,665	362,787
		11,322,370
Air Freight & Logistics — 0.0%
FedEx Corp.	11,747	2,051,966

Airlines — 0.7%
American Airlines Group, Inc.	118,904	4,353,075
Delta Air Lines, Inc.	568,739	22,385,567
SkyWest, Inc.	32,855	867,701
Southwest Airlines Co.	53,896	2,096,015
United Continental Holdings, Inc. (a)	66,029	3,464,542
		33,166,900
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	73,661	2,379,250
Johnson Controls International plc	26,547	1,235,232
Nexteer Automotive Group, Ltd.	227,000	295,998
		3,910,480
Automobiles — 0.1%
Ford Motor Co.	89,972	1,085,962
General Motors Co.	78,377	2,490,037
Harley-Davidson, Inc.	3,197	168,130
Thor Industries, Inc.	1,452	122,985
		3,867,114
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	23,395	2,136,197
PepsiCo, Inc.	97,079	10,559,283
		12,695,480
Biotechnology — 0.2%
Amgen, Inc.	20,570	3,431,281

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Biogen, Inc. (a)	9,424	$2,949,995
Dynavax Technologies Corp. (a)	66,079	693,169
Gilead Sciences, Inc.	39,427	3,119,464
		10,193,909
Building Products — 0.2%
Masco Corp.	57,066	1,957,935
USG Corp. (a)	223,846	5,786,419
		7,744,354
Capital Markets — 0.1%
Charles Schwab Corp. (The)	30,444	961,117
E*TRADE Financial Corp. (a)	124,862	3,635,982
Morgan Stanley	18,221	584,165
Northern Trust Corp.	12,009	816,492
		5,997,756
Chemicals — 0.8%
Air Products & Chemicals, Inc.	48,853	7,344,560
Axalta Coating Systems, Ltd. (a)	184,609	5,218,896
Calgon Carbon Corp.	364,000	5,521,880
Celanese Corp., Series A	3,125	208,000
CF Industries Holdings, Inc.	5,326	129,688
Dow Chemical Co. (The)	8,156	422,726
Ingevity Corp. (a)	818	37,710
LyondellBasell Industries NV, Class A	33,203	2,678,154
Monsanto Co.	6,839	698,946
Mosaic Co. (The)	299,590	7,327,971
Scotts Miracle-Gro Co. (The), Class A	5,977	497,705
Sherwin-Williams Co. (The)	3,758	1,039,688
Terravia Holdings, Inc. (a)	760,515	2,091,416
		33,217,340
Commercial Banks — 0.1%
Citizens Financial Group, Inc.	66,318	1,638,718
Huntington Bancshares Inc.	26,205	258,381
SunTrust Banks, Inc.	51,237	2,244,180
Wells Fargo & Co.	57,278	2,536,270
		6,677,549
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	16,941	1,080,158

Communications Equipment — 0.3%
ARRIS International plc (a)	105,059	2,976,322
Cisco Systems, Inc.	24,405	774,127
CommScope Holding Co., Inc. (a)	56,710	1,707,538

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

EchoStar Corp., Class A (a)	18,481	$810,022
NetScout Systems, Inc. (a)	166,645	4,874,366
		11,142,375
Computers & Peripherals — 0.4%
Apple, Inc.	118,927	13,444,697
Hewlett Packard Enterprise Co.	45,827	1,042,564
HP, Inc.	64,726	1,005,195
NetApp, Inc.	19,171	686,705
Seagate Technology plc	16,508	636,384
Western Digital Corp.	9,766	571,018
		17,386,563
Construction & Engineering — 0.1%
Fluor Corp.	1,966	100,895
Jacobs Engineering Group, Inc. (a)	10,887	563,076
KBR, Inc.	113,300	1,714,229
Quanta Services, Inc. (a)	56,361	1,577,544
		3,955,744
Consumer Finance — 0.1%
American Express Co.	26,488	1,696,291
Capital One Financial Corp.	24,155	1,735,054
FirstCash, Inc.	4,376	206,022
Synchrony Financial	103,158	2,888,424
		6,525,791
Containers & Packaging — 0.1%
AptarGroup, Inc.	5,986	463,376
Avery Dennison Corp.	17,895	1,392,052
Crown Holdings, Inc. (a)	12,933	738,345
WestRock Co.	4,912	238,134
		2,831,907
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. (a)	781,485	10,479,714
Sotheby's	13,661	519,391
		10,999,105
Diversified Financial Services — 1.4%
Bank of America Corp.	947,606	14,830,034
Citigroup, Inc.	245,352	11,587,975
Conyers Park Acquisition Corp. (UNIT) (a)	162,350	1,745,262
JPMorgan Chase & Co.	479,145	31,906,266
Leucadia National Corp.	4,268	81,263

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Moody's Corp.	1,511	$163,611
		60,314,411
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	53,907	2,189,163
Level 3 Communications, Inc. (a)	24,053	1,115,578
Verizon Communications, Inc.	84,320	4,382,954
		7,687,695
Electric Utilities — 0.1%
Duke Energy Corp.	15,228	1,218,849
Edison International	15,174	1,096,321
Entergy Corp.	28,540	2,189,874
Exelon Corp.	4,550	151,470
		4,656,514
Electrical Equipment — 0.1%
BWX Technologies, Inc.	169,200	6,492,204

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	5,982	141,474
Dolby Laboratories, Inc., Class A	96,679	5,248,703
FLIR Systems, Inc.	264,600	8,313,732
Knowles Corp. (a)	529,194	7,435,176
		21,139,085
Energy Equipment & Services — 0.1%
Diamond Offshore Drilling, Inc.	36,381	640,669
Ensco plc, Class A	139,605	1,186,643
Halliburton Co.	2,444	109,687
Helmerich & Payne, Inc.	24,573	1,653,763
		3,590,762
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	22,410	3,417,749
Kroger Co. (The)	12,432	368,982
Pricesmart, Inc.	2,411	201,945
Smart & Final Stores, Inc. (a)	326,926	4,174,845
SUPERVALU, Inc. (a)	1,489,134	7,430,779
Sysco Corp.	45,092	2,209,959
Wal-Mart Stores, Inc.	259,775	18,734,973
Walgreens Boots Alliance, Inc.	9,487	764,842
		37,304,074

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Food Products — 0.3%
JM Smucker Co. (The)	64,786	$8,781,095
Tyson Foods, Inc., Class A	33,542	2,504,581
		11,285,676
Health Care Equipment & Supplies — 0.8%
CR Bard, Inc.	42,788	9,596,493
Halyard Health, Inc. (a)	116,400	4,034,424
IDEXX Laboratories, Inc. (a)	93,414	10,530,560
Stryker Corp.	89,071	10,368,755
		34,530,232
Health Care Providers & Services — 0.3%
Anthem, Inc.	4,406	552,116
DaVita HealthCare Partners, Inc. (a)	12,929	854,219
HCA Holdings, Inc. (a)	10,954	828,451
Joint Corp. (The) (a)	178,795	429,108
Quest Diagnostics, Inc.	23,052	1,950,891
UnitedHealth Group, Inc.	9,052	1,267,280
VCA Antech, Inc. (a)	104,843	7,336,913
		13,218,978
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	938,533	12,360,480

Hotels, Restaurants & Leisure — 0.3%
Aramark	9,573	364,061
Boyd Gaming Corp. (a)	12,782	252,828
Carnival Corp.	18,625	909,272
Interval Leisure Group, Inc.	5,242	90,005
Marriott International Inc., Class A	112,643	7,584,253
McDonald's Corp.	16,988	1,959,736
MGM Resorts International (a)	83,461	2,172,490
Papa John's International, Inc.	3,056	240,966
Popeyes Louisiana Kitchen, Inc. (a)	3,365	178,816
		13,752,427
Household Durables — 0.1%
CalAtlantic Group, Inc.	93,814	3,137,140
Mohawk Industries, Inc. (a)	3,026	606,229
TopBuild Corp. (a)	1,511	50,165
Whirlpool Corp.	1,105	179,187
		3,972,721

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Household Products — 0.2%
Colgate-Palmolive Co.	84,238	$6,245,405
Procter & Gamble Co. (The)	13,497	1,211,356
		7,456,761
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	115,655	1,486,167
NRG Energy, Inc.	34,322	384,749
Pattern Energy Group, Inc.	102,226	2,299,063
		4,169,979
Industrial Conglomerates — 0.2%
3M Co.	40,667	7,166,745

Insurance — 0.5%
Aflac, Inc.	18,277	1,313,568
Allstate Corp. (The)	35,155	2,432,023
American International Group, Inc.	113,053	6,708,565
Berkshire Hathaway, Inc., Class B (a)	14,565	2,104,206
Hartford Financial Services Group, Inc.	9,387	401,951
Lincoln National Corp.	14,281	670,921
Loews Corp.	6,370	262,126
Markel Corp. (a)	672	624,133
MBIA, Inc. (a)	246,685	1,921,676
Prudential Financial, Inc.	9,448	771,429
Travelers Companies, Inc. (The)	21,332	2,443,581
Unum Group	24,098	850,900
		20,505,079
Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a)	45,592	38,174,638
Blue Nile, Inc.	8,854	304,755
Expedia, Inc.	28,906	3,373,908
Liberty Interactive Corp. QVC Group, Class A (a)	24,228	484,802
Liberty TripAdvisor Holdings, Inc., Class A (a)	11,108	242,710
Liberty Ventures, Series A (a)	4,144	165,221
Priceline.com, Inc. (a)	3,090	4,546,904
TripAdvisor, Inc. (a)	7,760	490,277
		47,783,215
Internet Software & Services — 1.3%
Alphabet, Inc., Class A (a)	24,209	19,465,489
Alphabet, Inc., Class C (a)	5,697	4,428,221
ChannelAdvisor Corp. (a)	237,502	3,070,901
CommerceHub, Inc., Series A (a)	464	7,331
CommerceHub, Inc., Series C (a)	928	14,765
Cornerstone OnDemand, Inc. (a)	80,219	3,686,063

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

eBay, Inc. (a)	117,528	$3,866,671
Facebook, Inc., Class A (a)	112,451	14,424,090
Pandora Media, Inc. (a)	301,883	4,325,983
Twitter, Inc. (a)	12,121	279,389
VeriSign, Inc. (a)	25,197	1,971,413
		55,540,316
IT Services — 1.1%
Alliance Data Systems Corp. (a)	2,612	560,352
Automatic Data Processing, Inc.	87,467	7,714,589
Cognizant Technology Solutions Corp., Class A (a)	10,794	514,982
CoreLogic, Inc. (a)	22,384	877,900
EPAM Systems, Inc. (a)	10,718	742,865
Gartner Group, Inc. (a)	6,515	576,252
Genpact, Ltd. (a)	2,319	55,540
Hackett Group, Inc. (The)	43,555	719,529
International Business Machines Corp. (IBM)	38,751	6,155,596
Lionbridge Technologies, Inc. (a)	456,412	2,282,060
Mastercard, Inc., Class A	12,714	1,293,904
PayPal Holdings, Inc. (a)	57,015	2,335,905
Teradata Corp. (a)	58,428	1,811,268
Visa, Inc., Class A	260,186	21,517,382
Xerox Corp.	187,521	1,899,588
		49,057,712
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., Class A (a)	3,452	565,472
PerkinElmer, Inc.	92,250	5,176,148
Waters Corp. (a)	61,307	9,716,546
		15,458,166
Machinery — 0.2%
Actuant Corp., Class A	30,738	714,351
Graco, Inc.	7,563	559,662
Hyster-Yale Materials Handling, Inc.	34,221	2,057,709
Lindsay Corp.	81,400	6,021,972
		9,353,694
Media — 2.2%
AMC Networks, Inc., Class A (a)	110,400	5,725,344
CBS Corp., Class B	60,463	3,309,745
Charter Communications, Inc., Class A (a)	1,375	371,209
Comcast Corp., Class A	483,199	32,055,422
Discovery Communications, Inc., Series A (a)	74,812	2,013,939
Iheartmedia, Inc. (a) (b)	23,029	33,392
Liberty Braves Group, Class A (a)	855	14,920
Liberty Braves Group, Class C (a)	1,766	30,693
Liberty Broadband Corp., Class A (a)	4,654	326,525

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Liberty Broadband Corp., Class C (a)	4,203	$300,430
Liberty Media Group, Class A (a)	1,709	48,963
Liberty Media Group, Class C (a)	2,101	59,122
Liberty SiriusXM Group, Class A (a)	13,200	448,536
Liberty SiriusXM Group, Class C (a)	10,911	364,536
Lions Gate Entertainment Corp.	446,295	8,921,437
Live Nation, Inc. (a)	364,738	10,023,000
Media General, Inc. (a)	348,981	6,431,720
Scripps Networks Interactive, Inc., Class A	11,060	702,199
Starz - Liberty Capital, Class A (a)	1,658	51,713
Tribune Media Co., Class A	11,142	406,906
tronc, Inc.	1,892	31,937
Viacom, Inc., Class B	256,917	9,788,538
Walt Disney Co. (The)	178,296	16,556,566
		98,016,792
Metals & Mining — 0.3%
Compass Minerals International, Inc.	80,009	5,896,663
Freeport-McMoRan, Inc.	13,210	143,461
Royal Gold, Inc.	78,689	6,092,889
Southern Copper Corp.	10,760	282,988
		12,416,001
Oil, Gas & Consumable Fuels — 0.6%
Chevron Corp.	11,201	1,152,807
Cloud Peak Energy, Inc. (a)	478,669	2,603,959
CONSOL Energy, Inc.	102,349	1,965,101
Exxon Mobil Corp.	4,952	432,210
Kinder Morgan Inc/DE	166,053	3,840,806
Murphy Oil Corp.	23,299	708,290
Peabody Energy Corp. (a)	97,472	151,082
Tesoro Corp.	28,638	2,278,439
Valero Energy Corp.	44,637	2,365,761
WPX Energy, Inc. (a)	687,600	9,069,444
		24,567,899
Paper & Forest Products — 0.0%
International Paper Co.	14,307	686,450
Louisiana-Pacific Corp. (a)	8,464	159,377
		845,827
Personal Products — 0.0%
Coty, Inc., Class A (a)	6,026	141,611
Estee Lauder Companies, Inc. (The), Class A	4,259	377,177
		518,788

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Pharmaceuticals — 0.7%
Allergan plc (a)	4,683	$1,078,542
Bristol-Myers Squibb Co.	7,418	399,979
Johnson & Johnson	117,381	13,866,217
Merck & Co., Inc.	64,245	4,009,530
Pfizer, Inc.	154,414	5,230,002
Valeant Pharmaceuticals International, Inc. (a)	245,361	6,023,613
		30,607,883
Professional Services — 0.0%
Robert Half International, Inc.	13,920	527,011
Verisk Analytics, Inc. (a)	6,139	498,978
		1,025,989
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	96,687	2,705,302

Real Estate Investment Trusts (REITs) — 0.4%
Apartment Investment & Management Co., Class A	19,106	877,156
Host Hotels & Resorts, Inc.	54,993	856,241
SL Green Realty Corp.	33,117	3,579,948
Starwood Property Trust, Inc.	578,900	13,036,828
		18,350,173
Road & Rail — 0.0%
Avis Budget Group, Inc. (a)	6,927	236,973
Hertz Global Holdings, Inc. (a)	2,085	83,734
Kansas City Southern	3,042	283,879
Union Pacific Corp.	11,064	1,079,072
		1,683,658
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.	39,110	1,179,167
Cabot Microelectronics Corp.	104,400	5,523,804
Entegris, Inc. (a)	576,800	10,047,856
Intel Corp.	134,215	5,066,616
Micron Technology, Inc. (a)	78,026	1,387,302
Texas Instruments, Inc.	14,117	990,731
		24,195,476
Software — 1.0%
Activision Blizzard, Inc.	19,195	850,339
CA, Inc.	65,420	2,164,094
Citrix Systems, Inc. (a)	26,906	2,292,929
Dell Technologies, Inc. - VMware, Inc., Class V (a)	1,740	83,172

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

FireEye, Inc. (a)	607,600	$8,949,948
Intuit, Inc.	20,824	2,290,848
Microsoft Corp.	275,432	15,864,883
MicroStrategy, Inc., Class A (a)	55,853	9,352,026
Oracle Corp.	22,193	871,741
Symantec Corp.	97,932	2,458,093
		45,178,073
Specialty Retail — 1.2%
Aaron's, Inc.	40,600	1,032,052
Abercrombie & Fitch Co., Class A	242,148	3,847,732
Bed Bath & Beyond, Inc.	43,746	1,885,890
Best Buy Co., Inc.	61,098	2,332,722
Cabela's, Inc. (a)	166,500	9,145,845
CST Brands, Inc.	90,837	4,368,351
Destination XL Group, Inc. (a)	439,181	1,901,654
Dick's Sporting Goods, Inc.	153,921	8,730,399
L Brands, Inc.	195,837	13,859,384
Lowe's Companies, Inc.	10,631	767,665
Office Depot, Inc.	1,089,500	3,889,515
Staples, Inc.	42,851	366,376
Tractor Supply Co.	18,746	1,262,543
Urban Outfitters, Inc. (a)	45,387	1,566,759
Williams-Sonoma, Inc.	3,361	171,680
		55,128,567
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	54,329	1,986,268
Hanesbrands, Inc.	24,516	619,029
Nike, Inc., Class B	339,410	17,869,936
Ralph Lauren Corp.	4,590	464,233
		20,939,466
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (a)	423,696	716,046
Ladder Capital Corp., Class A	293,539	3,886,457
		4,602,503
Tobacco — 0.4%
Altria Group, Inc.	50,020	3,162,765
Philip Morris International, Inc.	129,046	12,545,852
		15,708,617
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. (a)	695	23,422
NOW, Inc. (a)	122,361	2,622,196

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

W.W. Grainger, Inc.	3,561	$800,655
		3,446,273
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	46,017	3,830,455
Total US Common Stocks (Cost $909,206,375)		995,331,529

Foreign Common Stocks — 31.8%

Australia — 0.6%
ALS, Ltd.	72,127	330,745
Alumina, Ltd.	227,202	254,483
Asaleo Care, Ltd.	123,563	151,447
BHP Billiton, Ltd.	14,998	259,466
BlueScope Steel, Ltd.	63,886	379,590
Brambles, Ltd.	39,071	359,264
Cleanaway Waste Management, Ltd.	480,356	412,989
Coca-Cola Amatil, Ltd.	62,071	487,825
Cover-More Group, Ltd.	98,731	110,455
DuluxGroup, Ltd.	6,274	31,757
Fairfax Media, Ltd.	281,270	204,181
GUD Holdings, Ltd.	10,763	87,066
Iluka Resources, Ltd.	41,614	200,638
Metcash, Ltd. (a)	158,870	255,852
Newcrest Mining, Ltd.	738,933	12,275,882
Orica, Ltd.	34,164	398,571
Premier Investments, Ltd.	5,858	69,775
QBE Insurance Group, Ltd. - ASE Shares	65,519	467,440
Santos, Ltd.	26,911	75,679
Scentre Group	118,834	428,440
Spotless Group Holdings, Ltd.	166,187	136,500
Westfield Corp. - REIT	1,157,977	8,634,400
		26,012,445
Austria — 0.1%
Andritz AG	4,887	266,009
Erste Group Bank AG (a)	8,654	256,306
IMMOFINANZ AG (a)	409,832	962,204
Oesterreichische Post AG (a)	10,266	363,181
Raiffeisen Bank International AG (a)	6,070	92,428
Wienerberger AG	30,912	524,868
		2,464,996
Belgium — 0.1%
Anheuser-Busch InBev NV	17,355	2,278,255
Greenyard Foods	6,667	117,733
Groupe Bruxelles Lambert SA	3,257	288,749
		2,684,737

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Bermuda — 0.0%
Signet Jewelers, Ltd.	4,675	$348,428

Brazil — 0.3%
Ambev SA	77,500	471,975
BR Properties SA	186,300	489,788
BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,900	635,042
Centrais Eletricas Brasileiras SA (a)	186,700	1,105,681
Localiza Rent a Car SA	30,815	375,789
MRV Engenharia e Participacoes SA	595,500	2,186,329
Multiplus SA	59,900	810,234
Odontoprev SA	78,461	311,948
Petroleo Brasileiro SA (a)	59,462	276,818
Porto Seguro SA	19,926	182,708
SLC Agricola SA	683,600	2,955,404
Smiles SA	142,700	2,368,131
Sul America SA (UNIT)	15,773	78,716
WEG SA	46,602	253,061
		12,501,624
Canada — 1.8%
Aimia, Inc.	19,520	122,897
Air Canada (a)	16,539	133,628
Barrick Gold Corp. - NYSE Shares	319,450	5,660,654
Barrick Gold Corp. - TSX Shares	23,215	411,056
Bombardier, Inc., Class B (a)	95,272	130,714
Cameco Corp.	834,641	7,144,527
Canadian Natural Resources, Ltd. - NYSE Shares	22,725	726,466
Canadian Natural Resources, Ltd. - TSX Shares	61,690	1,976,548
Centerra Gold, Inc.	691,588	3,790,173
Denison Mines Corp. (a)	1,524,400	708,780
Dundee Corp., Class A (a)	393,398	2,024,038
Dundee Precious Metals, Inc. (a)	1,043,636	2,577,370
Fairfax Financial Holdings, Ltd.	560	328,125
Fission Uranium Corp. (a)	1,632,000	783,688
Gabriel Resources, Ltd. (a) (b)	1,962,000	942,155
Goldcorp., Inc.	129,628	2,141,455
Imperial Oil, Ltd.	28,687	897,378
Ivanhoe Mines, Ltd., Class A (a)	3,659,913	6,360,457
Kinross Gold Corp. - NYSE Shares (a)	1,433,811	6,036,344
Kinross Gold Corp. - TSX Shares (a)	35,504	149,653
Lundin Gold, Inc. (a) (b)	900,000	3,875,910
Magna International, Inc.	6,292	270,241
MEG Energy Corp. (a)	908,792	4,107,730
New Gold, Inc. (a)	263,835	1,147,682
Northern Dynasty Minerals, Ltd. - NYSE Shares (a)	202,302	143,634
Northern Dynasty Minerals, Ltd. - TSX Shares (a)	3,510,402	2,461,656
NOVAGOLD Resources, Inc. (a)	224,075	1,254,820
Onex Corp.	6,043	389,171
PrairieSky Royalty, Ltd.	179	3,650
Rogers Communications, Inc., Class B	36,437	1,545,854

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Seabridge Gold, Inc. (a)	84,050	$927,020
Silver Wheaton Corp.	150,715	4,073,826
Sprott, Inc.	2,565,690	4,732,627
Suncor Energy, Inc.	30,852	856,458
Turquoise Hill Resources, Ltd. (a)	1,660,455	4,931,551
Uranium Participation Corp. (a)	1,638,343	4,895,236
		78,663,172
Chile — 0.0%
Antofagasta plc	151,452	1,026,190
Banco Santander Chile	2,424,307	125,303
Inversiones La Construccion SA	13,158	152,061
		1,303,554
China — 3.6%
361 Degrees International, Ltd.	554,000	197,715
Agile Property Holdings, Ltd.	2,020,000	1,151,220
Ajisen China Holdings, Ltd.	233,000	107,149
Baidu, Inc. - SPADR (a)	9,957	1,812,871
Bank of China, Ltd.	8,092,500	4,102,364
Bank of Chongqing Co., Ltd., Class H (b)	352,500	290,684
Baoye Group Co., Ltd., Class H	114,000	77,621
BBMG Corp., Class A	4,273,529	2,761,577
Belle International Holdings, Ltd.	642,000	444,284
BYD Electronic International Co., Ltd.	2,123,000	1,783,940
Central China Real Estate, Ltd.	534,000	127,134
Changgang Dunxin Enterprise Co., Ltd. (a) (b)	4,640,000	228,818
Chaowei Power Holdings, Ltd.	480,000	397,773
China Aoyuan Property Group, Ltd.	888,000	213,709
China Communications Services Corp., Ltd., Class H	1,880,000	1,178,612
China Construction Bank Corp., Class A	4,654,128	3,616,969
China CYTS Tours Holding Co., Ltd., Class A	804,398	2,474,531
China Distance Education Holdings, Ltd. - ADR	25,393	328,078
China Greenfresh Group Co., Ltd.	515,400	260,574
China International Marine Containers Group Co., Ltd., Class H	140,600	165,688
China International Travel Service Corp., Ltd., Class A	232,140	1,572,618
China Lesso Group Holdings, Ltd.	104,000	71,007
China Lilang, Ltd.	131,000	74,481
China Lodging Group, Ltd. - SPADR	66	2,976
China Maple Leaf Educational Systems, Ltd.	868,000	812,921
China Mengniu Dairy Co., Ltd.	148,000	277,201
China Merchants Bank Co., Ltd., Class H	800,000	2,023,574
China National Materials Co., Ltd., Class H	1,753,000	407,039
China Pacific Insurance Group Co., Ltd., Class H	727,200	2,702,512
China Pioneer Pharma Holdings, Ltd.	446,000	127,005
China Resources Beer Holdings Co., Ltd. (a)	100,352	214,091
China Shineway Pharmaceutical Group, Ltd.	95,000	97,691
China XD Plastics Co., Ltd. (a)	190,101	838,345
China Yurun Food Group, Ltd. (a)	10,523,000	1,718,200
CIFI Holdings Group Co., Ltd.	2,052,000	647,739
CNOOC, Ltd.	2,048,122	2,580,636

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Coland Holdings, Ltd.	25,000	$38,083
Consun Pharmaceutical Group, Ltd.	134,000	79,059
CSG Holding Co., Ltd., Class B	470,000	401,962
Ctrip.com International, Ltd. - ADR (a)	155,071	7,221,656
Daphne International Holdings, Ltd. (a)	110,000	15,012
Daqo New Energy Corp. - ADR (a)	23,552	499,302
Foshan Haitian Flavouring & Food Co., Ltd., Class A	969,231	4,413,812
Fosun International, Ltd.	302,500	457,462
Fufeng Group, Ltd.	1,030,000	480,438
Future Land Development Holdings, Ltd.	1,106,000	217,280
Goodbaby International Holdings, Ltd.	328,878	169,586
Grandblue Environment Co., Ltd., Class A	1,062,488	2,360,317
Griffin Mining, Ltd. (a)	1,096,994	618,513
Guangdong Electric Power Development Co., Ltd., Class B	600,900	270,000
Guangshen Railway Co., Ltd., Class H	6,838,000	3,553,195
Guangzhou R&F Properties Co., Ltd., Class H	1,027,600	1,624,365
Guolian Securities Co., Ltd., Class H	573,500	307,310
Harbin Electric Co., Ltd., Class H	462,000	222,908
Hongfa Technology Co., Ltd., Class A	402,732	2,089,829
Hua Hong Semiconductor, Ltd. (c)	1,093,000	1,272,715
Huadian Fuxin Energy Corp., Ltd., Class H	436,000	103,998
Huayu Automotive Systems Co., Ltd.	1,362,908	3,222,734
Inner Mongolia Yili Industrial Group Co., Ltd. (b) (e)	3,091,330	7,637,949
JD.com, Inc. - ADR (a)	44,726	1,166,901
Jiangsu Expressway Co., Ltd., Class H	314,000	435,819
Jiangsu Hengrui Medicine Co., Ltd., Class A	686,659	4,546,063
Johnson Electric Holdings, Ltd.	40,232	103,310
Kingsoft Corp, Ltd.	214,000	507,849
Kweichow Moutai Co., Ltd., Class A	51,673	2,312,168
Lansen Pharmaceutical Holdings, Ltd.	177,000	43,708
Lenovo Group, Ltd.	105,687	70,570
Li Ning Co., Ltd. (a)	442,041	303,263
Livzon Pharmaceutical Group, Inc., Class H	172,000	1,068,462
Nam Tai Property, Inc.	20,037	161,498
NetEase, Inc. - ADR	36,311	8,742,963
New China Life Insurance Co., Ltd., Class H	86,900	388,840
NVC Lighting Holding, Ltd.	6,484,000	874,173
Ping An Insurance Group Co. of China, Ltd., Class A	604,800	3,099,714
Ping An Insurance Group Co. of China, Ltd., Class H	1,208,000	6,322,643
Poly Real Estate Group Co., Ltd., Class A	2,425,506	3,497,029
Powerlong Real Estate Holdings, Ltd.	856,000	284,883
Qingdao Port International Co., Ltd., Class H (c)	418,000	247,962
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd., Class H	84,000	119,392
Shanghai International Airport Co., Ltd., Class A	1,062,279	4,302,342
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	410,800	1,522,033
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	232,000	390,273
Shenzhen Expressway Co., Ltd., Class H	1,694,000	1,788,015
Shenzhou International Group Holdings, Ltd.	1,083,335	7,573,614
Sihuan Pharmaceutical Holdings Group, Ltd.	10,316,000	2,268,257
SOHO China Ltd.	1,977,500	1,071,943
TAL Education Group - ADR (a)	116,292	8,238,125
Tencent Holdings, Ltd.	385,400	10,678,732
Tianneng Power International, Ltd.	1,662,000	1,422,104

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Tingyi Cayman Islands Holding Corp.	392,180	$457,277
Tong Ren Tang Technologies Co., Ltd., Class H	64,000	124,705
Travelsky Technology, Ltd., Class H	46,000	109,798
Tsingtao Brewery Co., Ltd., Class H	78,600	308,102
Vipshop Holdings, Ltd. - ADR (a)	16,362	240,031
Want Want China Holdings, Ltd.	396,529	246,823
Weiqiao Textile Co., Ltd., Class H	764,625	545,285
Wuxi Little Swan Co., Ltd., Class B	73,391	262,476
Xingda International Holdings, Ltd.	831,000	342,325
Xinyuan Real Estate Co., Ltd. - ADR	73,356	463,610
Yirendai, Ltd. - ADR (a)	98,702	2,337,263
Zhengzhou Yutong Bus Co., Ltd., Class A	1,121,817	3,715,434
Zhongsheng Group Holdings, Ltd.	620,000	591,738
		156,464,347
Colombia — 0.0%
Almacenes Exito SA	285,079	1,453,400
Grupo Nutresa SA	43,728	384,299
		1,837,699
Cyprus — 0.0%
Hellenic Bank Public Co., Ltd. (a) (b)	110,835	104,336
TCS Group Holding plc - GDR (d)	158,692	1,157,613
		1,261,949
Czech Republic — 0.0%
Philip Morris CR AS	554	285,587

Denmark — 0.5%
AP Moeller - Maersk A/S, Class B	291	428,032
Bang & Olufsen A/S, Class B (a)	30,489	315,084
Carlsberg A/S, Class B	11,284	1,078,046
Coloplast A/S, Class B	30,875	2,394,257
Danske Bank A/S	7,040	206,165
GN Store Nord (GN Great Nordic) A/S	67,137	1,448,106
ISS A/S	24,588	1,022,971
Novo Nordisk A/S, Class B	209,373	8,723,625
Topdanmark A/S (a)	8,760	245,785
Vestas Wind Systems A/S	43,449	3,589,726
William Demant Holding A/S (a)	56,870	1,160,882
		20,612,679
Finland — 0.3%
Amer Sports Oyj	12,120	370,579
Kone Oyj, Class B	159,690	8,102,519
Metso Oyj	10,732	313,065
Sampo Oyj, Class A	61,646	2,742,124
UPM-Kymmene Oyj	5,572	117,666
Valmet Corp.	7,084	106,548

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Wartsila Corp.	8,809	$396,490
		12,148,991
France — 0.8%
Airbus Group SE	17,189	1,039,741
Areva SA (a)	311,988	2,120,353
AXA SA	34,148	726,541
BNP Paribas SA	24,559	1,262,718
Edenred SA	27,046	632,404
Electricite de France SA	679,746	8,269,704
Elis SA	6,704	110,667
Engie SA (a) (b) (e)	9,765	11
Eurazeo SA	2,328	135,047
Eurofins Scientific	2,560	1,162,819
Groupe Eurotunnel SE (d)	103,700	1,121,086
Imerys SA	1,718	124,074
JCDecaux SA	8,747	282,379
L'Oreal SA	42,258	7,978,099
Legrand SA	42,631	2,513,551
Neopost SA	11,764	317,558
Renault SA	3,211	263,822
Rothschild & Co.	6,475	160,348
SA des Ciments Vicat	3,643	235,229
Sanofi SA	20,818	1,586,170
Schneider Electric SE	5,592	389,919
Societe BIC SA	3,640	538,316
Societe Generale SA	4,078	140,734
Technicolor SA (d)	11,022	75,230
Technip SA	2,846	174,783
Thales SA	6,173	568,599
Total SA	7,998	379,082
Vallourec SA (a)	23,313	104,493
Virbac SA (a)	363	60,547
Zodiac Aerospace	37,434	911,465
		33,385,489
Georgia — 0.0%
BGEO Group plc	2,096	79,022

Germany — 1.3%
Adidas AG	6,463	1,121,702
Aurelius AG	3,879	245,254
Axel Springer AG	13,357	683,975
BASF SE	20,226	1,729,679
Bayer AG (d)	2,311	232,126
Bayerische Motoren Werke AG	14,000	1,176,535
Brenntag AG	16,447	897,497
Commerzbank AG	11,615	74,883
Continental AG	1,676	352,371
CTS Eventim AG	15,075	536,691
Deutsche Bank AG (a) (d)	5,713	74,328
Deutsche Telekom AG (d)	101,675	1,704,414

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Deutsche Wohnen AG	183,121	$6,656,589
Deutz AG	16,543	83,471
E.ON SE	12,322	87,237
Fielmann AG	3,851	313,880
Fresenius Medical Care AG & Co.	28,925	2,524,822
GEA Group AG	4,744	263,143
Gerresheimer AG	2,391	203,173
Hannover Rueckversicherung AG	1,848	197,958
Leoni AG	2,708	98,610
SAP AG	14,450	1,314,776
Symrise AG	8,013	587,300
TUI AG	66,712	948,562
TUI AG - Xetra Shares	29,079	414,433
Uniper SE (a)	1,231	15,080
Vonovia SE	881,563	33,381,141
Wacker Neuson SE	29,867	435,185
zooplus AG (a)	2,855	413,738
		56,768,553
Greece — 0.1%
Aegean Airlines SA	9,243	62,973
Diana Shipping, Inc. (a)	568,453	1,489,347
Ellaktor SA (a)	10,624	14,931
Hellenic Exchanges - Athens Stock Exchange SA Holdings	31,016	143,641
Motor Oil Hellas Corinth Refineries SA	89,294	1,005,267
OPAP SA	20,234	170,797
Piraeus Bank SA (a)	1,187	180
Safe Bulkers, Inc.	519,789	732,902
Tsakos Energy Navigation, Ltd.	405,037	1,952,278
		5,572,316
Hong Kong — 1.0%
AIA Group, Ltd.	102,801	688,778
CECEP COSTIN New Materials Group, Ltd. (b) (e)	1,736,000	132,051
China Everbright, Ltd.	726,000	1,495,661
China High Speed Transmission Equipment Group Co., Ltd.	2,084,000	2,116,579
China Merchants Holdings International Co., Ltd.	14,744	39,497
China Mobile, Ltd.	239,000	2,934,407
China Overseas Land & Investment Ltd.	50,000	171,295
China Power International Development, Ltd.	589,000	228,926
China Resources Land Ltd.	326,000	919,327
China Resources Power Holdings Co., Ltd.	238,062	413,075
China Travel International Investment Hong Kong, Ltd.	1,406,000	408,491
CK Hutchison Holdings, Ltd.	87,639	1,118,168
Comba Telecom Systems Holdings, Ltd.	957,500	191,454
CP Pokphand Co., Ltd.	1,948,000	251,608
Dah Chong Hong Holdings, Ltd.	340,000	137,960
Dairy Farm International Holdings, Ltd.	21,800	154,825
Dawnrays Pharmaceutical Holdings, Ltd.	232,000	153,141
Esprit Holdings, Ltd. (a)	1,933,527	1,572,807
First Pacific Co., Ltd.	362,000	259,167

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Guoco Group, Ltd.	93,000	$1,045,497
Henderson Land Development Co., Ltd.	89,404	534,363
Hong Kong & Shanghai Hotels, Ltd. (The) (b)	729,020	725,302
Hong Kong Exchanges and Clearing, Ltd.	130,861	3,452,040
Hua Han Health Industry Holdings, Ltd. (b) (e)	7,412,000	510,256
Huabao International Holdings, Ltd. (a)	412,021	159,089
Jardine Matheson Holdings, Ltd.	68,128	4,138,521
Jardine Strategic Holdings, Ltd.	68,110	2,228,518
Ju Teng International Holdings, Ltd.	1,700,000	505,335
Kingboard Chemical Holdings, Ltd.	680,000	2,071,225
Kingboard Laminates Holdings, Ltd.	237,000	217,843
Lee & Man Paper Manufacturing, Ltd.	1,941,000	1,773,493
Man Wah Holdings, Ltd.	503,491	324,344
Midland Holdings, Ltd. (a) (b)	2,074,907	764,146
New World Development, Ltd.	1,353,649	1,772,543
Pacific Basin Shipping, Ltd. (a)	2,117,422	277,042
PAX Global Technology, Ltd.	2,392,000	1,771,072
Real Nutriceutical Group, Ltd.	2,552,000	214,899
Road King Infrastructure, Ltd.	179,000	152,394
Shanghai Industrial Holdings, Ltd.	285,000	823,473
SmarTone Telecommunications Holdings, Ltd.	1,029,475	1,708,716
SSY Group, Ltd.	648,000	223,067
Stella International Holdings, Ltd.	18,480	31,622
Television Broadcasts, Ltd.	229,719	876,601
Texhong Textile Group, Ltd.	314,000	421,709
Tianjin Port Development Holdings, Ltd.	1,562,000	236,648
WH Group, Ltd. (c)	540,000	436,814
Wheelock & Co., Ltd.	103,688	615,946
Yuexiu Transport Infrastructure, Ltd.	416,000	285,471
		41,685,206
Hungary — 0.0%
OTP Bank plc	17,898	471,293

India — 0.5%
Alembic Pharmaceuticals, Ltd.	47,377	464,972
Alkem Laboratories, Ltd.	12,543	313,854
Apollo Tyres, Ltd.	376,701	1,252,076
Axis Bank, Ltd.	7,015	57,514
Axis Bank, Ltd. - GDR (d)	10,410	418,482
Bank of Baroda (a)	23,122	58,603
Bharti Airtel, Ltd.	16,045	75,641
CESC, Ltd.	58,531	536,458
Chennai Petroleum Corp., Ltd.	58,902	256,541
Cosmo Films, Ltd.	81,161	470,335
Dish TV India, Ltd. (a)	168,766	236,523
Dishman Pharmaceuticals & Chemicals, Ltd.	137,166	529,728
Exide Industries, Ltd.	351,605	970,525
FDC Ltd. (b)	41,887	136,294
Finolex Industries, Ltd.	8,541	58,099
Future Enterprises, Ltd.	46,100	11,253
GHCL, Ltd.	134,213	513,938

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

GM Breweries, Ltd.	12,800	$124,705
Great Eastern Shipping Co., Ltd. (The)	43,107	229,719
HCL Technologies, Ltd.	38,562	462,474
ICICI Bank, Ltd.	92,786	353,768
Idea Cellular, Ltd.	77,696	92,722
IDFC, Ltd. (a)	230,150	232,546
Infosys, Ltd. - SPADR	26,700	421,326
Inox Leisure, Ltd. (a)	16,697	66,268
IRB Infrastructure Developers, Ltd.	368,697	1,366,753
Jammu & Kashmir Bank, Ltd. (The)	334,924	393,150
JB Chemicals & Pharmaceuticals, Ltd.	12,567	67,348
JK Tyre & Industries, Ltd.	234,315	524,696
Kakatiya Cement Sugar & Industries, Ltd.	40,948	218,070
KPIT Technologies, Ltd.	137,404	257,092
LIC Housing Finance, Ltd.	32,550	284,357
Lincoln Pharmaceuticals, Ltd.	50,166	171,867
Man Industries India, Ltd.	130,096	93,961
Manappuram Finance, Ltd.	1,789,626	2,485,477
NHPC, Ltd.	800,567	301,705
Oil India, Ltd.	66,478	401,152
Phillips Carbon Black, Ltd.	119,515	452,409
Power Finance Corp., Ltd.	984,836	1,783,667
Pricol, Ltd.	25,958	43,487
PTC India Financial Services, Ltd.	564,738	320,538
Punjab National Bank (a)	141,420	301,453
Reliance Infrastructure, Ltd.	150,191	1,251,402
RSWM, Ltd.	14,634	98,027
Rural Electrification Corp., Ltd.	741,840	1,343,501
Rural Electrification Corp., Ltd. (a)	713,193	1,288,096
SITI Cable Network, Ltd. (a)	149,662	77,838
Uflex, Ltd.	114,056	487,017
Vardhman Textiles, Ltd.	15,351	246,861
Zee Entertainment Enterprises, Ltd.	32,499	266,766
		22,871,054
Indonesia — 0.0%
Bank Bukopin Tbk	1,541,000	72,158
Gajah Tunggal Tbk PT (a)	2,389,900	275,616
Indo Tambangraya Megah Tbk PT	531,200	444,023
Indosat Tbk PT (a)	294,406	135,923
Japfa Comfeed Indonesia Tbk PT	315,200	41,935
Ramayana Lestari Sentosa Tbk PT	4,106,500	346,260
Tambang Batubara Bukit Asam Persero Tbk PT	474,800	351,926
XL Axiata Tbk PT (a)	179,375	37,200
		1,705,041
Ireland — 0.2%
Bank of Ireland (a)	878,507	182,866
CRH plc	5,208	172,693
CRH plc - BATS Europe Shares	11,032	368,871
DCC plc	13,725	1,251,296

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Experian plc	67,775	$1,357,926
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	921,383
Irish Bank Resolution Corp., Ltd. (a) (b) (e)	38,180	—
Irish Continental Group plc	76,772	376,877
Paddy Power Betfair plc	12,614	1,426,912
Paddy Power Betfair plc - LSE Shares	10,070	1,134,932
Permanent TSB Group Holdings plc (a)	130,589	301,463
Ryanair Holdings plc - SPADR	4,354	326,681
		7,821,900
Italy — 0.3%
Banca IFIS SpA	13,718	309,368
Banca Monte dei Paschi di Siena SpA (a)	275,222	57,607
Banca Popolare dell'Emilia Romagna SC	12,909	48,095
Banca Popolare di Milano Scarl	1,399,580	562,318
Banco Popolare SC	376,515	887,783
Credito Valtellinese SC	823,403	285,928
Davide Campari-Milano SpA	20,831	234,687
Eni SpA	47,201	680,200
ERG SpA	187,950	2,156,001
Ferrari NV	3,916	203,419
Intesa Sanpaolo SpA	253,864	563,583
Luxottica Group SpA	47,181	2,254,356
Luxottica Group SpA - SPADR	4,764	227,814
Piaggio & C SpA	88,232	164,918
Saipem SpA (a)	2,206,024	933,813
Tamburi Investment Partners SpA (b)	105,035	424,202
Technogym SpA (a) (c)	9,099	44,573
Telecom Italia SpA (a)	115,400	95,488
UniCredit SpA	288,026	671,289
Unione di Banche Italiane SpA	56,781	130,910
		10,936,352
Japan — 9.5%
Alfresa Holdings Corp.	72,800	1,539,919
Amano Corp.	212,000	3,387,378
Asahi Diamond Industrial Co., Ltd.	1,466,000	11,875,391
Asatsu-DK, Inc.	280,900	7,483,273
Ashikaga Holdings Co., Ltd.	74,781	267,998
Azbil Corp.	535,600	16,185,852
BML, Inc.	770,600	20,306,925
Bridgestone Corp.	23,932	882,672
Bunka Shutter Co, Ltd.	78,100	622,390
Casio Computer Co, Ltd.	5,800	81,352
Chiba Bank, Ltd. (The)	2,000	11,366
Coca-Cola East Japan Co., Ltd.	9,724	211,104
Concordia Financial Group, Ltd.	46,000	201,078
Cosmos Pharmaceutical Corp.	2,464	528,597
CyberAgent, Inc.	17,194	510,178
Dai-ichi Life Insurance Co., Ltd. (The)	146,800	2,014,873
Daifuku Co. Ltd.	3,300	60,593
Daiichikosho Co., Ltd.	382,900	15,646,357

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Dainippon Sumitomo Pharma Co., Ltd.	79,900	$1,544,672
Daiwa House Industry Co. Ltd.	4,300	117,773
Daiwa Securities Group, Inc.	85,492	481,430
DMG Mori Co., Ltd.	21,462	223,753
East Japan Railway Co.	22,500	2,028,545
Fuji Heavy Industries, Ltd.	7,400	277,902
Fuji Media Holdings, Inc.	71,900	976,549
FUJIFILM Holdings Corp.	75,500	2,794,215
Fujitsu, Ltd.	37,000	199,744
Fukushima Industries Corp.	37,900	1,240,997
Hakuhodo DY Holdings, Inc.	1,472,600	17,195,610
Hitachi Capital Corp.	2,200	46,723
Hitachi, Ltd.	432,031	2,020,664
Hogy Medical Co., Ltd.	288,500	20,199,206
Honda Motor Co., Ltd.	43,300	1,246,610
Isetan Mitsukoshi Holdings, Ltd.	64,300	632,840
ITOCHU Corp.	15,800	197,926
Japan Airlines Co., Ltd.	41,581	1,224,103
Japan Digital Laboratory Co., Ltd.	133,600	1,952,433
Japan Post Holdings Co., Ltd.	95,800	1,203,742
Japan Steel Works, Ltd. (The)	386,400	8,766,101
Japan Tobacco, Inc.	23,017	940,361
JFE Holdings, Inc.	55,800	813,600
kabu.com Securities Co., Ltd.	25,876	86,981
Kamigumi Co., Ltd.	302,000	2,631,374
Kao Corp.	30,200	1,701,044
KDDI Corp.	4,300	132,322
Kirin Holdings Co., Ltd.	151,500	2,508,269
Kubota Corp.	10,200	154,188
Kurita Water Industries, Ltd.	750,800	17,852,493
Kyocera Corp.	7,500	359,811
LIXIL Group Corp.	63,201	1,355,740
Maeda Corp.	2,000	16,980
Marui Group Co., Ltd.	13,500	178,266
Matsumotokiyoshi Holdings Co, Ltd.	1,200	62,008
Miraca Holdings, Inc.	251,800	12,555,280
Mitsubishi Corp.	463,600	10,538,071
Mitsubishi Electric Corp.	84,000	1,075,410
Mitsubishi Estate Co., Ltd.	80,755	1,513,937
Mitsubishi Heavy Industries, Ltd.	244,000	1,020,198
Mitsubishi Logistics Corp.	43,000	620,067
Mitsubishi UFJ Financial Group, Inc.	68,723	346,544
Mitsui & Co., Ltd.	699,600	9,676,845
Mizuho Financial Group, Inc.	804,800	1,344,655
MS&AD Insurance Group Holdings	78,637	2,193,713
Nakanishi, Inc.	333,900	12,128,519
Namco Bandai Holdings, Inc.	826,500	25,277,005
NEC Corp.	401,000	1,035,986
Nexon Co., Ltd.	4,908	76,690
Nintendo Co., Ltd.	1,500	396,909
Nippon Meat Packers, Inc.	13,000	313,601
Nippon Suisan Kaisha, Ltd.	76,500	328,676
Nippon Telegraph & Telephone Corp.	83,700	3,822,611

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Nippon Television Holdings, Inc.	48,720	$824,600
Nissan Chemical Industries, Ltd.	1,700	51,502
Nissan Motor Co, Ltd.	26,900	263,421
NKSJ Holdings, Inc.	22,600	668,733
Nomura Holdings, Inc.	179,600	803,763
NTT Data Corp.	39,100	1,954,240
NTT Urban Development Corp.	71,600	691,192
Obayashi Corp.	185,800	1,841,701
Obic Co, Ltd.	300	15,960
OKUMA Corp.	2,350,000	18,048,478
OMRON Corp.	2,800	100,611
Onward Holdings Co., Ltd.	59,000	425,511
Organo Corp.	548,000	2,238,973
Otsuka Holdings Co., Ltd.	19,300	880,337
Rakuten, Inc.	27,580	358,764
Resona Holdings, Inc.	268,200	1,127,921
Rinnai Corp.	18,200	1,690,327
Ryohin Keikaku Co, Ltd.	600	120,867
Sanshin Electronics Co., Ltd.	113,200	977,393
Sawai Pharmaceutical Co, Ltd.	400	28,385
SCSK Corp.	1,300	52,545
Secom Co., Ltd.	237,200	17,701,478
Sekisui Chemical Co, Ltd.	4,000	57,490
Senko Co, Ltd.	5,300	36,911
Seven & I Holdings Co., Ltd.	53,600	2,533,127
Seven Bank, Ltd.	5,297,400	16,956,852
Shimizu Corp.	69,000	615,651
Shiseido Co., Ltd.	24,900	658,474
SHO-BOND Holdings Co, Ltd.	900	41,872
SK Kaken Co., Ltd.	58,000	5,902,668
SoftBank Group Corp.	16,000	1,036,510
Square Enix Holdings Co., Ltd.	39,721	1,364,813
Sumitomo Chemical Co., Ltd.	103,000	457,998
Sumitomo Electric Industries, Ltd.	33,100	468,120
Sumitomo Mitsui Financial Group, Inc.	53,200	1,792,996
Sumitomo Mitsui Trust Holdings, Inc.	41,355	1,342,104
Sumitomo Realty & Development Co., Ltd.	3,402	88,138
Suntory Beverage & Food, Ltd.	900	39,048
Takeda Pharmaceutical Co., Ltd.	19,500	933,383
Takeuchi Manufacturing Co., Ltd.	566,100	9,543,896
TDK Corp.	2,200	147,160
TechnoPro Holdings, Inc.	1,100	41,436
Temp Holdings Co, Ltd.	2,200	38,649
Toei Co., Ltd.	2,124,000	17,166,073
Tohoku Electric Power Co., Inc.	85,600	1,116,370
TOKAI Corp. - Gifu	208,600	7,392,778
Tokio Marine Holdings, Inc.	5,700	218,432
Tokyo Electron, Ltd.	9,200	811,863
Tokyo Gas Co., Ltd.	21,000	93,436
Toyo Seikan Kaisha Group Holdings, Ltd.	58,900	1,037,736
Toyo Suisan Kaisha, Ltd.	18,200	771,129
Toyo Tire & Rubber Co., Ltd.	12,090	170,494
Toyota Industries Corp.	21,553	1,000,062

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Toyota Motor Corp.	65,775	$3,814,538
TV Asahi Holdings Corp.	520,300	9,565,153
Wacoal Holdings Corp.	296,000	3,336,967
West Japan Railway Co.	83,700	5,181,400
Yahoo Japan Corp.	1,963,900	7,819,405
Yamada Denki Co., Ltd.	120,500	597,658
Yamato Holdings Co., Ltd.	49,700	1,156,764
Zenkoku Hosho Co., Ltd.	3,426	141,625
ZOJIRUSHI Corp.	242,200	3,934,388
		419,737,257
Lebanon — 0.0%
Solidere - GDR (d)	44,404	423,172

Luxembourg — 0.1%
ArcelorMittal SA - EN Amsterdam Shares (a)	76,402	466,568
Kernel Holding SA	50,915	787,522
Stabilus SA (a)	9,739	548,048
Tenaris SA	13,084	185,899
		1,988,037
Macau — 0.0%
Sands China, Ltd.	301,600	1,321,135

Malaysia — 0.2%
AirAsia Berhad	5,316,696	3,591,889
AirAsia X Berhad (a)	1,865,400	176,376
AMMB Holdings Berhad	417,800	413,791
Ann Joo Resources Berhad (a)	79,900	39,993
Berjaya Sports Toto Berhad	50,300	40,243
Dufu Technology Corp. Berhad	1,233,800	182,435
Genting Malaysia Berhad	1,087,410	1,198,006
George Kent Malaysia Berhad	359,375	221,716
Heveaboard Berhad	828,300	241,339
Hong Leong Financial Group Berhad	52,939	197,213
Lii Hen Industries Berhad	38,300	28,703
OSK Holdings Berhad (b)	408,300	155,690
Padini Holdings Berhad	578,200	398,428
Supermax Corp. Berhad	1,014,800	535,671
Top Glove Corp. Berhad	22,800	28,138
Unisem M Berhad	335,600	204,879
		7,654,510
Mexico — 0.1%
Alpek SAB de CV	273,300	463,164
Alsea SAB de CV	135,500	458,498
America Movil SAB de CV, Series L - ADR	12,659	144,819
Cemex SAB de CV - SPADR (a)	230,200	1,827,788
Consorcio ARA SAB de CV, Series C (b)	1,363,811	476,180
Credito Real SAB de CV SOFOM ER	150,347	258,206
Fibra Uno Administracion SA de CV - REIT	236,200	431,841

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Grupo Carso SAB de CV, Series A	124,747	$500,281
Grupo Herdez SAB de CV, Series C	30,800	66,970
Grupo Mexico SAB de CV, Series B	106,196	259,715
Megacable Holdings SAB de CV (UNIT)	57,409	220,490
Prologis Property Mexico SA de CV - REIT	347,850	570,668
Rassini SAB de CV	59,462	265,605
Telesites SAB de CV (a)	36,880	20,827
		5,965,052
Netherlands — 0.5%
Akzo Nobel NV	21,579	1,460,283
ASML Holding NV	2,513	275,573
Astarta Holding NV (a) (b)	107,819	1,486,862
Boskalis Westminster NV - CVA	21,846	777,460
Delta Lloyd NV	13,216	60,676
HAL Trust	2,589	524,812
Heineken Holding NV	2,514	201,546
Heineken NV	21,294	1,872,872
Koninklijke (Royal) KPN NV	555,496	1,843,968
Koninklijke (Royal) Philips Electronics NV	248,911	7,369,358
Koninklijke Ahold Delhaize NV	48,652	1,108,257
Randstad Holding NV	3,545	161,481
Royal Dutch Shell plc, Class A - BATS Europe Shares	1,696	42,091
Royal Dutch Shell plc, Class A - Quote MTF Shares	34,440	861,642
Royal Dutch Shell plc, Class B	45,256	1,174,217
Yandex NV, Class A (a)	123,269	2,594,813
		21,815,911
New Zealand — 0.0%
Spark New Zealand, Ltd.	60,346	158,687

Norway — 0.1%
DNB ASA	29,575	388,550
Golden Ocean Group, Ltd. (a)	309,134	1,260,572
Schibsted ASA, Class A	12,212	359,336
Schibsted ASA, Class B	12,212	327,701
StatoilHydro ASA	36,301	608,999
		2,945,158
Pakistan — 0.1%
DG Khan Cement Co., Ltd.	363,300	647,065
Fauji Cement Co., Ltd.	574,500	195,231
Honda Atlas Cars Pakistan, Ltd.	69,300	404,993
National Bank of Pakistan	65,000	45,557
PAK Suzuki Motor Co., Ltd.	64,600	357,300
Pakistan Oilfields, Ltd.	13,000	50,358
Pakistan Telecommunication Co., Ltd.	530,500	92,284
Pioneer Cement, Ltd.	224,000	228,619
		2,021,407

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Panama — 0.0%
Copa Holdings SA, Class A	3,613	$317,691

Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR (b)	2,060,018	2,075,359
Ayala Corp.	31,229	552,384
Cebu Air, Inc.	244,140	569,068
Cosco Capital, Inc.	1,201,992	206,012
DMCI Holdings, Inc.	1,100,070	274,215
Energy Development Corp.	1,623,000	198,691
Globe Telecom, Inc.	12,124	511,311
Jollibee Foods Corp.	93,117	473,880
Lopez Holdings Corp. (b)	4,843,207	824,330
LT Group, Inc.	296,300	93,718
SM Investments Corp.	41,657	580,835
		6,359,803
Poland — 0.0%
Asseco Poland SA	28,677	418,799

Russia — 1.3%
Aeroflot - Russian Airlines PJSC MOEX (a)	722,217	1,352,146
Bank St Petersburg PJSC (b)	455,930	427,667
Bashneft PJSC	16,474	819,088
Etalon Group, Ltd. - GDR (d)	761,837	2,095,052
Europlan PJSC (a)	35,989	387,760
Federal Grid Co. Unified Energy System PJSC (a) (e)	3,083,937,830	8,619,606
Gazprom PAO (a) (e)	2,070,286	4,427,042
Gazprom PAO - SPADR	1,877,404	7,941,419
Gazprom PJSC - SPADR	79,157	333,490
Global Ports Investments plc - GDR (a) (d)	121,014	349,125
Lenta, Ltd. - GDR (a) (d)	59,525	482,152
Lukoil PJSC - SPADR	35,553	1,728,221
Mail.Ru Group, Ltd. - GDR (a) (d)	119,035	2,087,614
MD Medical Group Investments plc - GDR (d)	5,079	46,981
MegaFon PJSC - GDR (d)	12,849	122,708
MMC Norilsk Nickel PJSC	1,802	280,244
MMC Norilsk Nickel PJSC - ADR	23,307	372,657
Mobile Telesystems PJSC (a) (e)	354,344	1,283,955
Moscow Exchange MICEX-RTS PJSC (a) (e)	1,086,029	2,195,507
NOVATEK OAO - GDR (d)	1,965	216,328
Polymetal International plc	17,701	221,954
Protek OJSC (a) (e)	588,773	859,534
Rosneft PJSC - GDR (d)	63,004	344,272
Rushydro PJSC (a) (e)	45,659,188	567,224
Rushydro PJSC - ADR	6,616,921	7,874,136
Sberbank of Russia PJSC (a) (e)	457,492	1,059,887
Sberbank PAO - SPADR - OTC Shares	987,631	9,245,230
Sistema JSFC - SPGDR - LSE Shares (d)	41,478	307,752
Sistema PJSC FC (e)	92,364	29,876

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Sollers PJSC (a)	17,847	$163,711
Synergy PJSC (a)	1,159	12,256
TMK PJSC	9,107	8,918
TMK PJSC - GDR (d)	80,759	308,140
X5 Retail Group NV - GDR (a) (d)	17,972	520,625
		57,092,277
Singapore — 0.2%
Ascendas Real Estate Investment Trust - REIT	524,100	972,283
China Xlx Fertiliser, Ltd. (b)	207,000	60,440
China Yuchai International, Ltd.	12,776	138,620
GL, Ltd.	112,200	64,322
Golden Agri-Resources, Ltd.	24,075,800	6,306,882
Great Eastern Holdings, Ltd. (b)	57,301	857,917
Haw Par Corp., Ltd.	4,900	32,455
Semb Corp Industries, Ltd.	194,600	372,696
Singapore Telecommunications, Ltd.	357,200	1,047,397
Super Group, Ltd.	60,200	35,213
United Overseas Bank, Ltd.	54,798	761,156
		10,649,381
South Africa — 0.4%
African Bank Investments, Ltd. (a) (b) (e)	3,640,881	—
Alexander Forbes Group Holdings, Ltd.	404,872	190,532
Anglo American Platinum, Ltd. (a)	10,590	298,874
Arrowhead Properties, Ltd. - REIT	143,496	90,421
Barloworld, Ltd.	97,332	592,223
Cashbuild, Ltd.	6,150	189,317
Discovery Holdings, Ltd.	58,215	480,228
DRDGOLD, Ltd. - SPADR	79,408	393,070
Emira Property Fund, Ltd. - REIT	183,423	195,911
Gold Fields, Ltd.	9,528	46,426
Hosken Consolidated Investments, Ltd. (b)	117,825	1,089,975
Impala Platinum Holdings, Ltd. (a)	889,798	4,511,197
JSE Ltd.	25,323	295,311
Kumba Iron Ore, Ltd. (a)	58,599	529,451
Lewis Group, Ltd.	110,061	328,866
Montauk Holdings, Ltd. (a) (b)	125,987	164,688
Naspers, Ltd.	1,671	289,597
Net 1 UEPS Technologies, Inc. (a)	9,876	84,538
Niveus Investments, Ltd. (b)	86,806	233,873
Peregrine Holdings, Ltd. (d)	236,802	492,402
Remgro, Ltd.	34,580	579,168
Sibanye Gold, Ltd.	576,070	2,061,358
Sibanye Gold, Ltd. - SPADR	43,561	615,517
SPAR Group, Ltd. (The)	104,912	1,470,469
Trencor, Ltd.	24,706	60,765
Wilson Bayly Holmes-Ovcon, Ltd.	47,629	534,446
		15,818,623

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

South Korea — 1.1%
Ahn-Gook Pharmaceutical Co., Ltd.	6,056	$88,150
Austem Co., Ltd.	194,789	691,037
Bluecom Co., Ltd.	82,417	1,014,773
Chungdahm Learning, Inc.	23,308	554,170
CJ O Shopping Co., Ltd.	253	37,075
Daeduck GDS Co., Ltd.	17,157	188,619
Daehan Steel Co., Ltd.	40,414	380,204
Daesang Corp.	5,536	148,941
Daihan Pharmaceutical Co., Ltd.	4,643	123,903
Daou Technology, Inc.	78,913	1,555,716
DK UIL Co., Ltd.	18,292	191,886
Dong-A Socio Holdings Co, Ltd.	491	80,675
DongKook Pharmaceutical Co., Ltd.	12,568	683,387
Dongwon F&B Co, Ltd.	264	54,280
Doosan Corp.	14,956	1,379,570
e-LITECOM Co., Ltd.	8,751	85,628
Eugene Technology Co., Ltd.	59,385	1,038,794
GS Home Shopping, Inc.	271	40,530
Hana Financial Group, Inc.	10,560	268,559
Hanil Cement Co., Ltd.	777	53,658
Hanjin Heavy Industries & Construction Co., Ltd. (a)	84,386	326,341
Hanshin Construction Co., Ltd. (a)	20,679	327,823
Hansol Paper Co., Ltd.	12,015	224,717
Hanwha Corp.	60,687	1,935,106
Hite Jinro Co., Ltd.	3,395	69,565
Hitejinro Holdings Co., Ltd.	1,607	18,250
HS R&A Co., Ltd.	10,742	342,364
Humax Co., Ltd.	17,989	237,009
Huons Global Co., Ltd.	26,857	1,129,192
Hwa Shin Co, Ltd.	5,561	40,667
Hyundai Hy Communications & Network Co., Ltd.	51,483	168,578
Hyundai Mobis Co., Ltd.	2,723	681,748
Hyundai Motor Co.	50,281	6,208,544
ISU Chemical Co., Ltd.	31,320	516,343
Jahwa Electronics Co, Ltd.	26,563	441,848
KB Financial Group, Inc.	2,396	82,312
KB Insurance Co., Ltd.	60,962	1,508,602
Kia Motors Corp.	5,444	209,261
KM Corp.	50,963	277,863
Komelon Corp.	19,871	166,300
Korea United Pharm, Inc.	26,490	462,528
KT Corp.	129,385	3,748,319
KT Corp. - SPADR	197,270	3,166,184
KT Skylife Co., Ltd.	32,976	481,523
Kwang Dong Pharmaceutical Co., Ltd.	39,252	322,615
Kyung Dong Navien Co., Ltd.	28	1,571
Kyungdong Pharm Co., Ltd.	12,889	214,317
LG Corp.	2,705	159,661
LG International Corp.	51,494	1,633,524
LG Uplus Corp.	9,408	100,354
Lotte Shopping Co., Ltd.	1,284	241,384

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

LS Corp.	35,512	$1,878,796
MAKUS, Inc.	117,561	388,908
Mando Corp.	2,200	495,759
Modetour Network, Inc.	3,270	85,694
Nice Total Cash Management Co., Ltd., Class C	83,986	492,459
Poongsan Corp.	34,435	1,061,955
Posco Daewoo Corp.	51,110	1,146,343
Pyeong Hwa Automotive Co., Ltd.	23,728	259,885
S-1 Corp.	772	71,286
Sam Chun Dang Pharm Co., Ltd.	21,812	183,540
Samjin Pharmaceutical Co., Ltd.	25,794	757,088
Samsung Electronics Co., Ltd.	767	1,117,862
Samsung Fire & Marine Insurance Co., Ltd.	115	29,219
Samsung SDI Co., Ltd.	532	46,797
Samyang Holdings Corp.	5,405	666,691
SeAH Steel Corp.	5,199	301,970
Seoho Electric Co., Ltd.	30,166	323,686
Seoyon Co., Ltd.	26,205	280,347
Seoyon E-Hwa Co., Ltd.	29,832	416,794
Shinhan Financial Group Co., Ltd.	15,749	576,879
Shinsegae Engineering & Construction Co., Ltd.	5,077	189,416
SIMMTECH Co., Ltd.	5,661	41,555
SK Hynix, Inc.	43,585	1,595,138
SK Materials Co., Ltd.	11,657	1,679,111
SK Telecom Co., Ltd.	2,273	465,158
SL Corp.	19,727	294,919
Tongyang Life Insurance Co., Ltd.	53,374	550,743
Ubiquoss, Inc.	49,721	474,605
Visang Education, Inc.	10,713	171,340
YeaRimDang Publishing Co., Ltd. (a)	5,198	22,523
		50,170,434
Spain — 0.3%
Acerinox SA	52,632	696,187
Amadeus IT Holding SA, Class A	184,157	9,200,473
Banco Bilbao Vizcaya Argentaria SA	17,398	105,186
Banco Santander SA	17,560	77,650
Fomento de Construcciones y Contratas SA (a)	35,132	333,170
Grifols SA	15,655	337,300
Iberdrola SA	125,122	849,999
Inditex SA	31,277	1,159,455
Inmobiliaria Colonial SA	6,451	46,921
Inmobiliaria del Sur SA (b)	7,386	69,894
Mediaset Espana Comunicacion SA	41,620	493,253
Realia Business SA (a) (b)	232,858	253,757
Telefonica SA	49,720	503,129
Viscofan SA	15,189	821,768
		14,948,142
Sri Lanka — 0.0%
Dialog Axiata plc (b)	2,167,086	171,471

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Sweden — 0.2%
Assa Abloy AB, Class B	160,666	$3,262,279
Investor AB, Class B	11,587	423,412
Kinnevik AB, Class B	4,491	114,464
Modern Times Group AB, Class B	14,192	363,252
Nordea Bank AB	48,564	481,695
Sandvik AB	81,208	892,472
Svenska Handelsbanken AB	145,529	1,998,527
Swedish Match AB	10,817	396,753
Telefonaktiebolaget LM Ericsson, Class B	209,387	1,511,149
Telia Co. AB	254,174	1,137,732
		10,581,735
Switzerland — 0.4%
ABB, Ltd. - SIX Swiss Exchange (a) (d)	61,940	1,390,770
Adecco Group AG (d)	21,707	1,222,404
Cie Financiere Richemont SA (d)	20,126	1,225,426
Cie Financiere Richemont SA - JSE Shares	19,967	121,392
DKSH Holding AG	750	55,121
Garmin, Ltd.	9,026	434,241
Geberit AG (d)	5,833	2,552,813
Glencore Xstrata plc (a)	276,336	757,573
Helvetia Holding AG (d)	325	163,838
Logitech International SA (d)	40,899	917,568
Nestle SA (d)	14,943	1,177,413
Novartis AG (d)	44,116	3,469,338
Oriflame Holding AG (a)	2,064	75,691
Roche Holding AG	11,065	2,741,200
Sonova Holding AG (d)	4,632	655,584
Syngenta AG (d)	2,412	1,054,694
UBS Group AG (d)	75,854	1,029,996
		19,045,062
Taiwan — 0.8%
AcBel Polytech, Inc.	97,000	74,147
Ampire Co., Ltd.	416,000	187,241
AmTRAN Technology Co., Ltd.	1,558,000	1,201,721
Asia Vital Components Co., Ltd.	808,000	632,298
Avita Corp.	188,000	197,434
Basso Industry Corp.	243,000	775,254
Chang Wah Electromaterials, Inc.	88,200	409,496
Chia Chang Co., Ltd.	52,000	42,993
China General Plastics Corp.	714,000	474,253
China Life Insurance Co., Ltd.	867,000	797,049
China Metal Products	325,000	316,702
China Motor Corp.	22,000	16,701
ChipMOS TECHNOLOGIES Bermuda, Ltd.	54,872	1,086,466
Chroma ATE, Inc.	36,000	96,892
Cleanaway Co., Ltd.	109,000	602,170
Coretronic Corp.	61,000	66,584
Darfon Electronics Corp.	6,000	3,598

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Delta Electronics, Inc.	122,363	$655,697
Dynapack International Technology Corp.	148,000	198,664
E Ink Holdings, Inc.	99,000	76,454
Elitegroup Computer Systems Co., Ltd.	360,000	149,669
Excelsior Medical Co., Ltd.	195,000	291,265
Far Eastern Department Stores, Ltd.	208,000	112,220
Farglory Land Development Co., Ltd.	440,000	523,088
FLEXium Interconnect, Inc.	511,000	1,529,357
Formosa Laboratories, Inc.	398,000	1,151,262
Getac Technology Corp.	691,000	807,339
Grand Ocean Retail Group, Ltd.	236,000	187,432
Grand Pacific Petrochemical	1,257,000	634,945
Grape King Bio, Ltd.	34,000	282,670
Greatek Electronics, Inc.	252,000	320,877
Highwealth Construction Corp.	1,200,000	1,863,035
Hitron Technology, Inc.	1,937,000	1,325,823
Hon Hai Precision Industry Co., Ltd. - GDR (d)	54,759	275,426
Huaku Development Co., Ltd.	10,000	17,324
Inventec Corp.	505,000	412,803
Kindom Construction Corp.	372,000	187,103
King Yuan Electronics Co., Ltd.	2,286,000	2,031,671
Lien Hwa Industrial Corp.	304,425	204,265
Long Chen Paper Co., Ltd.	705,000	339,937
Lotes Co., Ltd.	16,000	42,824
Mega Financial Holding Co., Ltd.	611,167	431,326
Microlife Corp.	18,000	42,706
Min Aik Precision Industrial Co., Ltd.	31,292	45,703
Namchow Chemical Industrial Co., Ltd.	159,000	353,296
Nantex Industry Co., Ltd.	237,000	170,519
Nishoku Technology, Inc.	85,000	203,343
Qualipoly Chemical Corp.	318,000	359,010
Realtek Semiconductor Corp.	411,000	1,357,985
Ruentex Industries, Ltd.	62,642	101,271
Sampo Corp.	325,000	182,803
San Fang Chemical Industry Co., Ltd.	97,850	113,565
Sinmag Equipment Corp.	45,000	204,541
St Shine Optical Co., Ltd.	83,000	1,933,296
Sunonwealth Electric Machine Industry Co., Ltd.	601,000	494,803
Syncmold Enterprise Corp.	187,000	314,946
TA Chen Stainless Pipe	232,490	120,358
Taiflex Scientific Co., Ltd.	5,100	5,266
Taiwan FU Hsing Industrial Co., Ltd.	306,000	411,576
Taiwan PCB Techvest Co., Ltd.	345,000	370,978
Taiwan Semiconductor Manufacturing Co., Ltd.	105,655	619,641
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	59,774	1,828,487
Taiwan Styrene Monomer	905,000	459,895
Teco Electric and Machinery Co., Ltd.	315,689	273,696
Tong Yang Industry Co., Ltd.	722,000	1,725,669
Ttet Union Corp.	4,000	10,743
Victory New Materials Co., Ltd.	217,000	411,250
Well Shin Technology Co., Ltd.	30,000	46,366
WUS Printed Circuit Co., Ltd.	590,000	368,245
XAC Automation Corp.	412,000	618,348

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Yageo Corp.	67,000	$139,502
YFC-Boneagle Electric Co., Ltd.	371,000	349,684
Youngtek Electronics Corp.	88,000	134,097
Yungshin Construction & Development Co., Ltd.	126,000	102,682
Yungtay Engineering Co., Ltd.	156,000	232,449
Zeng Hsing Industrial Co., Ltd.	34,000	174,902
		35,315,096
Thailand — 0.3%
Advanced Info Service PCL	136,204	628,936
Advanced Information Technology PCL (b)	113,200	82,491
Asia Plus Group Holdings PCL	2,388,800	228,884
Asian Marine Services PCL	994,400	83,799
Bangkok Bank PCL	128,269	601,550
Bangkok Bank PCL - Foreign Reg (d)	63,800	299,206
BT Wealth Industries PCL, Class F	337,200	35,423
Kasikornbank PCL	23,000	124,459
Kiatnakin Bank PCL, Class F	882,800	1,350,314
Land and Houses PCL (d)	827,855	231,752
Malee Group PCL, Class F	229,300	527,754
MBK PCL, Class F (b)	5,762,027	2,544,272
MCS Steel PCL, Class F	889,416	341,392
Mega Lifesciences PCL, Class F	100,300	54,998
Quality Houses PCL, Class F	22,092,206	1,555,699
Sansiri PCL	24,911,492	1,250,967
Star Petroleum Refining PCL, Class F	4,355,000	1,357,403
Thai Vegetable Oil PCL, Class F	591,900	521,009
Thanachart Capital PCL	28,600	33,429
TV Direct PCL, Class F	61,900	4,144
		11,857,881
Turkey — 0.1%
Albaraka Turk Katilim Bankasi AS	799,303	322,366
BIM Birlesik Magazalar AS	13,929	232,371
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	644,242	847,931
Goodyear Lastikleri TAS	702,790	831,729
Is Yatirim Menkul Degerler AS	48,842	16,940
KOC Holding AS	187,171	804,073
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	380,975	863,070
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	459,943	293,518
Tekfen Holding AS	295,657	762,047
Tofas Turk Otomobil Fabrikasi AS	29,493	215,128
Torunlar Gayrimenkul Yatirim Ortakligi AS	28,703	46,397
Turk Traktor ve Ziraat Makineleri AS	761	20,693
Turkiye Garanti Bankasi AS	55,771	148,146
		5,404,409
Ukraine — 0.1%
MHP SA - GDR - LSE Shares (d)	408,978	3,844,393

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

MHP SA - GDR - OTC Shares (d)	121,472	$1,140,761
		4,985,154
United Arab Emirates — 0.0%
Al Waha Capital PJSC	782,094	410,855
Dubai Investments PJSC	71,903	40,491
Emaar Malls Group PJSC	563,556	416,977
RAK Properties PJSC	563,217	91,910
		960,233
United Kingdom — 4.4%
3i Group plc	246,737	2,076,862
Admiral Group plc	39,138	1,039,431
AMEC Foster Wheeler plc	115,063	856,882
Anglo American plc - LSE Shares (a)	185,744	2,331,575
Associated British Foods plc	11,651	392,637
AstraZeneca plc	4,439	287,559
Auto Trader Group plc (c)	44,923	236,110
Aviva plc	40,347	230,873
BAE Systems plc	177,095	1,201,521
Barclays plc	978,195	2,132,846
Barratt Developments plc	33,077	212,384
Belmond, Ltd., Class A (a)	132,738	1,687,100
Berendsen plc	27,623	445,732
BHP Billiton plc	40,119	602,983
Bovis Homes Group plc	9,385	106,438
BP plc	652,592	3,800,790
British American Tobacco plc	2,210	141,335
British Land Co. plc - REIT	1,109,255	9,113,193
BT Group plc	4,701,947	23,707,584
Bunzl plc	74,464	2,203,293
Capita plc	124,114	1,078,038
Carnival plc	19,781	965,543
Centrica plc	26,344	77,921
Close Brothers Group plc	9,762	173,186
CNH Industrial NV - ISE Shares	179,324	1,283,585
Compass Group plc	137,486	2,666,193
Daily Mail & General Trust plc, Class A	79,711	769,198
Delphi Automotive plc	7,060	503,519
Devro plc	89,090	274,539
Diageo plc	356,829	10,231,383
Dixons Carphone plc	59,385	284,043
easyJet plc	20,668	270,164
Enterprise Inns plc (a)	148,453	178,948
Ferroglobe plc	10,389	93,813
Fiat Chrysler Automobiles NV - NYSE Shares	68,833	440,531
Flybe Group plc (a)	624,607	402,768
G4S plc	369,659	1,091,466
Gem Diamonds, Ltd. (b)	253,840	405,799
GlaxoSmithKline plc	61,061	1,301,236
GVC Holdings plc	57,147	549,607

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Hansteen Holdings plc - REIT	85,717	$129,212
Hays plc	505,316	850,255
HomeServe plc	134,433	1,001,489
Howden Joinery Group plc	170,586	954,615
HSBC Holdings plc - LSE Shares	36,386	273,188
HSBC Holdings plc - SEHK Shares	64,807	481,456
Hummingbird Resources plc (a)	322,316	102,270
ICAP plc	189,545	1,145,108
IG Group Holdings plc	67,316	759,961
IMI plc	7,415	103,088
Inchcape plc	21,450	183,079
Informa plc	62,653	578,814
InterContinental Hotels Group plc	218,941	9,030,132
International Consolidated Airlines Group SA	2,645,481	13,697,797
International Personal Finance plc	130,357	439,302
Intertek Group plc	53,303	2,413,302
ITV plc	618,436	1,502,990
J D Wetherspoon plc	17,835	217,646
John Wood Group plc	14,161	139,464
Jupiter Fund Management plc	68,795	379,323
Just Eat plc (a)	69,276	481,285
Kingfisher plc, Class A	154,026	751,989
Liberty Global plc, Class A (a)	65,905	2,250,443
Liberty Global plc, Class C (a)	66,290	2,185,627
Liberty Global plc LiLAC, Class A (a)	17,810	491,407
Liberty Global plc LiLAC, Class C (a)	11,539	323,604
Lloyds Banking Group plc	30,902,956	21,885,769
McCarthy & Stone plc (c)	45,792	99,062
Merlin Entertainments plc (c)	233,683	1,333,186
Michael Kors Holdings, Ltd. (a)	45,131	2,111,680
Michelmersh Brick Holdings plc (b)	1,465,781	1,282,538
Millennium & Copthorne Hotels plc	18,931	106,738
Moneysupermarket.com Group plc	123,996	482,933
National Express Group plc	32,345	144,344
National Grid plc	18,235	257,717
Next plc	6,884	426,842
Non-Standard Finance plc (c)	163,025	156,088
Northgate plc	19,952	111,725
Old Mutual plc - LSE Shares	151,728	398,756
Pagegroup plc	118,678	518,094
Paragon Group of Co. plc	113,291	460,350
Petrofac, Ltd.	9,716	112,270
Pets at Home Group plc	123,747	377,273
Provident Financial plc	39,250	1,539,290
Reckitt Benckiser Group plc	88,404	8,330,987
RELX plc	87,093	1,652,728
Rightmove plc	49,529	2,710,397
Rio Tinto plc	32,002	1,064,867
Rolls Royce Holdings plc - LSE Shares (a)	138,944	1,296,827
Rotork plc	42,791	117,147
Royal Bank of Scotland Group plc (a)	124,272	288,583
Sage Group plc (The)	808,445	7,743,200
Serco Group plc (a)	526,229	891,467

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Sky plc	28,847	$334,267
Smith & Nephew plc	30,220	487,506
Spectris plc	22,556	575,363
SSP Group plc	201,380	834,998
St James's Place plc	42,085	518,184
Stagecoach Group plc	168,475	461,268
Standard Chartered plc - LSE (a)	46,911	382,029
TalkTalk Telecom Group plc	46,319	121,273
Taylor Wimpey plc	50,608	101,305
Telit Communications plc	67,133	235,257
Tesco plc (a)	561,347	1,330,227
Thomas Cook Group plc (a)	462,269	414,625
Travis Perkins plc	3,886	77,658
Tungsten Corp. plc (a)	55,544	45,997
Unilever plc	247,149	11,716,593
Vodafone Group plc	337,316	967,212
WH Smith plc	46,284	923,840
Willis Towers Watson plc	10,216	1,356,378
WPP plc	49,536	1,165,915
		194,666,207
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (b)	1,682,000	588,468
Total Foreign Common Stocks (Cost $1,308,175,594)		1,401,267,626
Total Common Stocks (Cost $2,217,381,969)		2,396,599,155

Participation Notes — 0.9%
Citigroup Global Markets Holdings Inc., Midea Group Co., Ltd. Equity Linked Notes, Expiring 01/17/17 (China) (a) (c) (e)	724,400	2,942,830
HSBC Bank plc, BBMG Corp., Equity Linked Notes, Expiring 12/15/21 (China) (a) (c) (e)	187,000	120,840
HSBC Bank plc, Gree Electric Appliances, Inc. Equity Linked Notes, Expiring 12/04/18 (China) (a) (c) (e)	123,000	409,754
HSBC Bank plc, Han's Laser Technology Industry Group Co., Ltd. Equity Linked Notes, Expiring 03/18/19 (China) (a) (c) (e)	670,600	2,148,200
HSBC Bank plc, Hangzhou Robam Appliances Co., Equity Linked Notes, Expiring 06/20/19 (China) (a) (c) (e)	662,000	4,100,519
HSBC Bank plc, Henan Shuanghui Investment & Development Co., Ltd. Equity Linked Notes, Expiring 06/12/23 (China) (a) (c) (e)	417,400	1,476,936
HSBC Bank plc, Midea Group Co, Ltd. Equity Linked Notes, Expiring 09/23/23 (China) (a) (c) (e)	103,000	418,431
HSBC Bank plc, Midea Group Co, Ltd. Equity Linked Notes, Expiring 05/08/18 (China) (a) (c) (e)	200,400	814,113
HSBC Bank plc, Ningbo Xinhai Electric Co, Ltd. Equity Linked Notes, Expiring 09/09/19 (China) (a) (c) (e)	60,600	461,785
HSBC Bank plc, Suofeiya Home Collection co., Ltd. Equity Linked Notes, Expiring 04/25/17 (China) (a) (c) (e)	15,800	146,687
Morgan Stanley Asia Products Limited, Hangzhou Hikvision Digital Technology Co., Ltd Equity Linked Notes, Expiring 11/13/17 (China) (a) (c) (e)	212,900	783,450
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd. Equity Linked Notes, Expiring 07/03/18 (China) (a) (c) (e)	429,500	1,744,817
Morgan Stanley Asia Products Limited, Shenzhen Airport Co., Ltd. Equity Linked Notes, Expiring 07/05/18 (China) (a) (c) (e)	586,100	779,304

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Morgan Stanley Asia Products Limited, Sichuan Kelun Pharmaceutical Co., Ltd. Equity Linked Notes, Expiring 07/05/18 (China) (a) (c) (e)	234,000	$570,394
UBS AG, Beijing Originwater Technology Co., Ltd. Equity Linked Notes, Expiring 04/27/17 (China) (a) (c) (e)	1,136,048	3,152,660
UBS AG, Chaozhou Three-circle Group Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	313,541	875,053
UBS AG, China Merchants Shekou Industrial Zone Holdings Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	381,242	913,639
UBS AG, Chongqing Changan Automobile Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	513,467	1,223,329
UBS AG, Gree Electric Appliances Inc. Equity Linked Notes, Expiring 10/27/17 (China) (a) (c) (e)	122,300	406,899
UBS AG, Hangzhou Hikvision Digital Technology Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	1,020,475	3,755,241
UBS AG, Huadong Medicine Co., Ltd. Equity Linked Notes, Expiring 01/17/17 (China) (a) (c) (e)	267,030	2,755,938
UBS AG, Luxshare Precision Industry Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	579,935	1,745,780
UBS AG, Midea Group Co., Ltd. Equity Linked Notes, Expiring 01/17/17 (China) (a) (c) (e)	951,024	3,863,476
UBS AG, Wangsu Science & Technology Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a) (c) (e)	387,618	4,060,956
Total Participation Notes (Cost $36,404,397)		39,671,031

	Number of Contracts	Value
Right — 0.0%
Cover More Group, Ltd. Expiring 10/17/16 (Australia) (a) (b) (e) (Cost $0)	18,986	3,803

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	82,810	1,755,572
Bank of America Corp., Expiring 01/16/19 (United States) (a)	222,716	1,028,948
Capital One Financial Corp., Expiring 11/14/18 (United States) (a) (b)	4,861	147,920
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	9,132	224,921
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	114,260	7,460
PNC Financial Services Group, Inc. (The), Expiring 12/31/18 (United States) (a)	13,157	309,058
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a) (b)	26,257	12,683
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	11,553	144,182
Total Warrants (Cost $3,972,683)		3,630,744

	Principal Amount	Value
US Treasury Bonds/Notes — 9.9%
US Treasury Inflation Indexed Note 0.125%, 04/15/19	$21,299,170	21,661,767
US Treasury Inflation Indexed Note 1.375%, 01/15/20	15,424,794	16,378,555
US Treasury Inflation Indexed Note 0.125%, 04/15/20	33,399,275	34,050,828

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Principal Amount	Value

US Treasury Inflation Indexed Note 1.250%, 07/15/20	$1,986,318	$2,122,357
US Treasury Inflation Indexed Note 1.125%, 01/15/21	12,783,743	13,605,150
US Treasury Inflation Indexed Note 0.125%, 04/15/21	7,615,575	7,774,581
US Treasury Inflation Indexed Note 0.625%, 07/15/21	21,280,855	22,346,069
US Treasury Inflation Indexed Note 0.125%, 01/15/22	11,589,861	11,829,006
US Treasury Inflation Indexed Note 0.125%, 07/15/22	22,416,458	22,951,091
US Treasury Note 0.500%, 03/31/17	35,780,000	35,782,791
US Treasury Note 0.625%, 04/30/18	36,077,000	36,017,798
US Treasury Note 1.625%, 04/30/19	35,292,000	35,975,782
US Treasury Note 1.375%, 05/31/20	35,870,000	36,319,774
US Treasury Note 2.250%, 03/31/21	34,823,000	36,508,363
US Treasury Note 1.750%, 04/30/22	36,267,000	37,190,684
US Treasury Note 1.500%, 03/31/23	38,715,000	38,991,735
US Treasury Note 2.250%, 11/15/25	25,000,000	26,390,625

Total US Treasury Bonds/Notes (Cost $430,148,723)		435,896,956

	Number of Shares	Value

Acquired Funds — 16.5%

Exchange-Traded Funds (ETFs) — 1.3%
Vanguard FTSE Developed Markets ETF	438,418	16,401,218
Vanguard FTSE Europe ETF	825,900	40,246,107
		56,647,325
Private Investment Funds (f) — 15.2%
Adage Capital Partners, LP (a) (b) (e) (g)	400,000	41,988,986
Canyon Value Realization Fund, LP (a) (b) (e) (g)		77,846,348
Convexity Capital Offshore, LP (a) (b) (e) (g)	399,416	37,872,733
Cumulus Fund, Ltd. (a) (b) (e) (g)	300,000	29,114,772
Farallon Capital Institutional Partners, LP (a) (b) (e) (g)		3,724,255
GSA Trend Fund, Ltd. (a) (e) (g)	450,000	46,220,324
Honeycomb Partners, LP (a) (b) (e) (g)	395,900	43,076,027
Hudson Bay International, Ltd. (a) (b) (e) (g)	1,012,592	98,773,423
Lansdowne Developed Markets Fund, Ltd. (a) (b) (e) (g)	258,634	155,409,084
Latimer Light Partners, LP (a) (b) (e) (g)	504,039	50,374,723

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Shares	Value

Lone Cascade, LP (a) (b) (e) (g)		$30,215,329
Man Ahl Short Term Trading Limited (a) (b) (e) (g)	200,000	20,054,135
OZ Domestic Partners, LP (a) (b) (e) (g)		423,285
QVT Roiv Hldgs Onshore, Ltd. (a) (b) (e) (g)	31,142	2,633,281
Soroban Cayman Fund, Ltd. (a) (b) (e) (g)	300,000	32,100,523
		669,827,228

Total Acquired Funds (Cost $608,488,266)		726,474,553

Publicly Traded Limited Partnerships — 1.0%
Antero Midstream Partners LP	141,862	3,787,715
Boardwalk Pipeline Partners LP	216,267	3,711,142
Cheniere Energy Partners LP Holdings LLC	110,103	2,503,742
Energy Transfer Equity LP	121,900	2,046,701
Enterprise Products Partners LP	148,100	4,092,003
EQT Midstream Partners LP	37,892	2,886,992
KKR & Co., LP	34,997	499,057
Lazard Ltd.	39,717	1,444,110
NextEra Energy Partners LP	95,756	2,678,295
Shell Midstream Partners LP	143,266	4,595,973
Sunoco LP	116,424	3,377,460
Valero Energy Partners LP	98,734	4,313,689
Western Gas Equity Partners LP	89,160	3,788,408
Western Refining Logistics LP	187,492	4,346,065

Total Publicly Traded Limited Partnerships (Cost $44,317,961)		44,071,352

Preferred Stocks — 0.3%
Banco ABC Brasil SA, 7.07% (Brazil)	69,200	287,256
Banco do Estado do Rio Grande do Sul SA, 7.77% (Brazil)	354,262	1,139,425
Bancolombia SA, 3.13% (Colombia)	41,968	406,675
Centrais Eletricas Brasileiras SA, 0.00% (Brazil) (a)	871,600	6,397,335
Cia de Gas de Sao Paulo - COMGAS, 25.16% (Brazil)	17,300	278,745
Hyundai Motor Co., Ltd., 3.89% (South Korea)	2,804	269,123
Hyundai Motor Co., Ltd., 4.03% (South Korea)	5,152	470,836
Itausa - Investimentos Itau SA, 4.14% (Brazil)	94,704	242,864
LG Electronics, Inc., 1.81% (South Korea)	1,011	22,821
Marcopolo SA, 0.00% (Brazil) (a)	41,870	40,297
Porsche Automobil Holding SE, 2.25% (Germany)	7,899	403,252
Samsung Electronics Co., Ltd., 1.63% (South Korea)	3,070	3,624,213
Samsung SDI Co., Ltd., 2.14% (South Korea)	767	34,408
Sberbank of Russia PJSC, 1.83% (Russia)	225,706	382,489
Volkswagen AG, 0.14% (Germany)	7,622	1,001,326

Total Preferred Stocks (Cost $10,286,351)		15,001,065

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
Dynavax Technologies Corp. Strike Price $18.00, Expiring 01/20/17 (United States)	217,700	$500,710
Dynavax Technologies Corp. Strike Price $22.00, Expiring 12/30/16 (United States)	56,500	26,428
Valeant Pharmaceuticals International, Inc., Strike Price $25.00, Expiring 10/31/16 (United States)	106,200	216,591
Valeant Pharmaceuticals International, Inc., Strike Price $27.50, Expiring 01/20/17 (United States)	106,200	338,778

Total Calls (Cost $1,815,831)		1,082,507

Puts — 0.0%
Dynavax Technologies Corp. Strike Price $12.00, Expiring 01/20/17 (United States) (Cost $ 202,544)	38,000	190,000

Total Purchased Option Contracts (Cost $2,018,375)		1,272,507

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (a) (b) (e) (g) (Cost $0)	260,322	369,657

	Principal Amount	Value
Short-Term Investments — 15.8%

Repurchase Agreement — 3.9%
Fixed Income Clearing Corp. issued on 09/30/16 (proceeds at maturity $171,739,373) (collateralized by US Treasury Note and US Treasury Bonds, due 02/15/20 through 08/15/45 with a total par value of $150,420,000 and a total market value of $175,184,953) 0.030%, 10/03/16 (Cost $171,738,944)	$171,738,944	171,738,944

US Treasury Bills (h) — 11.9%
US Treasury Bill, due on 10/06/16	50,000,000	49,997,396
US Treasury Bill, due on 10/13/16	50,000,000	49,994,083
US Treasury Bill, due on 11/03/16	20,000,000	19,993,226
US Treasury Bill, due on 12/22/16	40,000,000	39,979,920
US Treasury Bill, due on 12/29/16	50,000,000	49,967,150
US Treasury Bill, due on 01/05/17	100,000,000	99,930,800
US Treasury Bill, due on 01/12/17 (i)	100,000,000	99,929,300
US Treasury Bill, due on 01/19/17	75,000,000	74,942,625

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

	Principal Amount	Value

US Treasury Bill, due on 03/30/17	$40,000,000	$39,914,960

Total US Treasury Bills (Cost $524,534,026)		524,649,460
Total Short-Term Investments (Cost $696,272,970)		696,388,404

Total Investments — 98.9% (Cost $4,049,291,695)		$4,359,379,227

Other Assets in Excess of Liabilities — 1.1%		47,666,211

Net Assets — 100.0%		$4,407,045,438

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts
	Equity-Related
716	December 2016 S&P 500 e-Mini Index	$77,154,424	$77,342,320	$187,896

	Short Financial Futures Contracts
	Foreign Currency-Related
(1,057)	December 2016 Japanese Yen	(129,168,190)	(130,678,231)	(1,510,041)
				$(1,322,145)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXV Limited – Clinton Quantitative Segregated Portfolio	USD	$86,200,071	$2,985,741
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXVI Limited – Welton QEP Segregated Portfolio	USD	47,436,915	880,027
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXII Limited - KCP Segregated Portfolio	USD	180,502,687	(2,930,591)
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXIII Limited – KGCP Segregated Portfolio	USD	68,557,447	(1,450,422)
						$(515,245)

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

Written Options
	Number of Contracts	Value
Calls — 0.0%
Valeant Pharmaceuticals International, Inc., Strike Price $42.50, Expiring 01/20/2017 (United States) (Premiums received $136,762)	(106,200)	$(61,596)

Puts — 0.0%
WR Grace & Co. Strike Price $67.50, Expiring 01/20/2017 (United States) (Premiums received $145,104)	(82,000)	(123,000)
Total Written Options (Premiums received $281,866)		$(184,596)

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CP	Commercial Paper
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MOEX	Moscow Exchange
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 4% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2016

(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(e)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $737,194,617, which represents 16.7% of the fund's net assets.
(f)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2016. These positions are therefore grouped into their own industry classification.
(g)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2016, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$41,988,986
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,935	77,846,348
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	52,029,177	37,872,733
Cumulus Fund, Ltd.	Commodities-Weather	09/01/16	30,000,000	29,114,772
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	3,071,372	3,724,255
GSA Trend Fund, Ltd.	Trend Following	09/01/16	45,000,000	46,220,324
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 09/01/16	40,000,000	43,076,027
Hudson Bay International, Ltd.	Relative Value	07/01/14	101,259,161	98,773,423
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	96,049,493	155,409,084
Latimer Light Partners, LP	Long-Short Global	10/01/15 - 04/01/16	50,000,000	50,374,723
Lone Cascade, LP	Global Equity	01/03/12 - 01/01/13	17,456,184	30,215,329
Man Ahl Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	20,054,135
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	423,285
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	2,633,281
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16	30,000,000	32,100,523
				669,827,228
Disputed Claims Receipt
AMR Corp.		12/09/13	—	369,657
Total (15.2% of Net Assets)				$670,196,885

(h)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(i)	Security or a portion thereof is held as initial margin for financial futures.

41

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2016

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund ("STF"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

42

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. The TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1  –  quoted prices in active markets for identical assets and liabilities

Level 2  –  other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  –  significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

43

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,157,017,788	$1,239,581,367	$—	$2,396,599,155
Participation Notes	—	39,671,031	—	39,671,031
Disputed Claims Receipt	—	—	369,657	369,657
Rights	—	3,803	—	3,803
Warrants	3,610,601	20,143	—	3,630,744
US Treasury Bonds/Notes	435,896,956	—	—	435,896,956
Exchange-Traded Funds and Mutual Funds	56,647,325	—	—	56,647,325
Private Investment Funds	—	—	669,827,228	669,827,228
Publicly Traded Limited Partnerships	44,071,352	—	—	44,071,352
Preferred Stocks*	—	15,001,065	—	15,001,065
Purchased Options	1,272,507	—	—	1,272,507
Short-Term Investments	696,388,404	—	—	696,388,404
Total Investments in Securities	2,394,904,933	1,294,277,409	670,196,885	4,359,379,227
Financial Futures Contracts - Equity Risk	187,896	—	—	187,896
Swap Contracts - Equity Risk	—	3,865,768	—	3,865,768
Total Assets	$2,395,092,829	$1,298,143,177	$670,196,885	$4,363,432,891
Liabilities
Financial Futures Contracts - Foreign Currency Risk	(1,510,041)	—	—	(1,510,041)
Swap Contracts - Equity Risk	—	(4,381,013)	—	(4,381,013)
Written Options - Equity Risk	(184,596)	—	—	(184,596)
Total Other Financial Instruments	(1,694,637)	(4,381,013)	—	(6,075,650)
Total Liabilities	$(1,694,637)	$(4,381,013)	$—	$(6,075,650)

*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2016.

44

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of September 30, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/16 for the period ended 09/30/16
Common Stocks*	$-	$-	$-	$-	$-	$-	$-	$-
Disputed Claims Receipt	426,928	-	-	(57,271)	-	-	369,657	(57,271)
Private Investment Funds	855,166,550	-	35,104,052	(43,065,203)	218,114,245	(395,492,416)	669,827,228	(63,773,256)
Total	$855,593,478	$-	$35,104,052	$(43,122,474)	$218,114,245	$(395,492,416)	$670,196,885	$(63,830,527)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

45

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2016	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$—	Last market price	Discount(%)	100%	100%
Disputed Claims Receipt	369,657	Corporate action model	Future claim awards	—	—
Private Investment Funds	669,827,228	Adjusted net asset value	Manager estimates	(2.31)% - 3.20%	0.47%
			Market returns*	(2.50)% - 9.03%	0.06%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

46

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt. The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended September 30, 2016. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2016. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$41,988,986	quarterly	60 days
Multi-Strategy (b)	84,627,169	daily, quarterly, annually	2-65 days
Long-Short Global (c)	280,960,357	quarterly, semi-annually, 3 year rolling	45-90 days
Relative Value (d)	136,646,156	quarterly	65-90 days
Commodities-Weather (e)	29,114,772	monthly	30 days
Trend Following (f)	46,220,324	daily	2 days
Global Equity (g)	30,215,329	quarterly	30 days
Currency Trading (h)	20,054,135	daily	30 days
Total	$669,827,228

(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,780,821 of redemption residuals that are illiquid.
(c)	This strategy primarily comprises long and short positions in global common stocks.
(d)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(e)	This strategy primarily comprises long and short positions in commodity related instruments, with a key input being weather forecasts.
(f)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(h)	This strategy primarily comprises long and short positions in currency pairs.
(g)	This strategy primarily comprises long positions in global common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended September 30, 2016, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

47

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

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Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds and 3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade. The fund’s holdings of swaps at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

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The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index or a portfolio of securities and other instruments. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund’s holdings of options at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

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The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended September 30, 2016, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	—	$—
Options written	2,321,600	3,441,211
Options terminated in closing purchase transactions	(1,982,400)	(2,890,243)
Options expired	(151,000)	(269,102)
Options assigned	—	—
Options outstanding at September 30, 2016	188,200	$281,866

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

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Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund may invest in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2016. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund's derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2016, grouped by contract type and risk exposure category.

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Derivative Type	Balance Sheet Location	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives

Purchased Options	Investments, at value	$—	$1,272,507	$1,272,507
Swap Contracts	Swap contracts, at value	—	3,865,768	3,865,768
Financial Futures Contracts	Variation margin*	—	187,896	187,896
Total Value - Assets		$—	$5,326,171	$5,326,171

Liability Derivatives

Written Options	Investments, at value	$—	$(184,596)	$(184,596)
Swap Contracts	Swap contracts, at value	—	(4,381,013)	(4,381,013)
Financial Futures Contracts	Variation margin*	(1,510,041)	—	(1,510,041)
Total Value - Liabilities		$(1,510,041)	$(4,565,609)	$(6,075,650)

* Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

4. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2016 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$498,748,070	$(413,240,861)	$85,507,209	$4,273,872,018

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The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and marked-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2016.

5.	Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

The following table presents the fund's repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2016:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral	Net Amount
Fixed Income Clearing Corp.	$171,738,944	$—	$(171,738,944)	$—
Total	$171,738,944	$—	$(171,738,944)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

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The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund may invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity, and default, as well as increased susceptibility to adverse economic conditions.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
September 30, 2016

	Number of Units	Value
Investments — 100.1% of net assets

Short-Term Investments — 100.1%

Repurchase Agreement — 1.7%
Fixed Income Clearing Corp. issued on 09/30/16 (proceeds at maturity $1,224,948) (collateralized by US Treasury Note, due 02/15/20 with a total par value of $990,000 and a total market value of $1,250,029) 0.030%, 10/03/16 (Cost $1,224,945)	$1,224,945	$1,224,945

US Treasury Bills (a) — 98.4%
US Treasury Bill, due on 10/06/16	20,000,000	19,992,708
US Treasury Bill, due on 10/13/16	5,000,000	4,997,929
US Treasury Bill, due on 11/03/16	5,000,000	4,997,635
US Treasury Bill, due on 12/08/16	2,000,000	1,998,274
US Treasury Bill, due on 12/15/16	7,000,000	6,993,945
US Treasury Bill, due on 12/22/16	6,000,000	5,993,880
US Treasury Bill, due on 01/05/17	2,000,000	1,997,570
US Treasury Bill, due on 01/12/17	2,000,000	1,997,406
US Treasury Bill, due on 02/09/17	18,000,000	17,964,630
US Treasury Bill, due on 02/23/17	2,000,000	1,995,542
US Treasury Bill, due on 03/30/17	1,000,000	997,874

Total US Treasury Bills — 98.4% (Cost $69,946,117)		69,927,393

Total Short-Term Investments (Cost $71,171,062)		71,152,338

Total Investments — 100.1% (Cost $71,171,062)		71,152,338

Liabilities in Excess of Other Assets — (0.1)%		(50,217)

Net Assets — 100.0%		$71,102,121

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2016

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

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Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended September 30, 2016, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

3.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2016 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$0	$(18,724)	$(18,724)	$71,171,062

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2016.

4.	Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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5.	Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	11/28/16

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	11/28/16